UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2008

Date of reporting period:	December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

Premier VIT

OpCap Balanced Portfolio

Annual Report
December 31, 2008

2008 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the Annual Report for the Premier VIT—OpCap Balanced Portfolio (the “Portfolio”) for the fiscal year ended December 31, 2008.

A massive constriction of credit led to widespread deleveraging in the second half of 2008. This forced the mass liquidations of U.S. equities, creating a highly adverse environment for stock investing. As a result, U.S. stocks suffered deep and broad-based declines and global recession ensued. Reflecting the depth of the U.S. market’s decline, the S&P 500 Index fell 37.0% and the technology-heavy NASDAQ Composite Index dropped 40.5% for the year. Bond markets delivered mixed results for the period. Investors waged a wholesale retreat from asset risk, which served to boost prices and returns for government bonds. Meanwhile, tight credit conditions, global economic slowing and slack demand caused corporate bond prices to fall. In this environment, the Barclays Capital Intermediate U.S. Credit Index, a measure of corporate bond performance, returned -2.76% while the Barclays U.S. Aggregate Bond Index, a broad credit market measure of government and corporate securities, posted a positive 5.24% return.

To boost confidence and reduce the depth of the recession, the Federal Reserve cut benchmark interest rates to a historic low target range and announced plans to buy some $500 billion in mortgage-backed securities. The incoming Obama administration promised robust federal stimulus.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

At a meeting of the Board of Trustees of Premier VIT held on November 11, 2008, the Board approved the closing and termination of the Portfolio. The Portfolio will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolio will close and permanently cease operations. Shareholders of the Portfolio are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolio before the closing and termination.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2008 to December 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the column entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

•

The investment objective of the Portfolio is to seek growth of capital and investment income through investments in common stocks, preferred stocks, convertible stocks, convertible securities and debt securities.

•

U.S. stocks experienced deep and broad-based declines in an economic retrenchment, the likes of which have not been seen in decades. Investor concerns early in the period over higher oil prices and economic slowing were overshadowed in September by the failures of high-profile financial institutions. Bond markets delivered mixed results. Investors waged a wholesale retreat from asset risk, which served to boost prices and returns for government bonds. Meanwhile, tight credit conditions, global economic slowing and slack demand caused corporate bond prices to fall.

•

In the financials sector, exposure to banks and insurers with exposure to subprime mortgages and related securities detracted from performance. Among the most significant positions were holdings in Lehman Brothers, once the nation’s fourth-largest securities firm. The company failed after ending up on the losing side of the complex derivative securities it issued relative to mortgage-based bonds. Positions in Genworth Financial and Ambac Financial fell as those insurers reported losses on policies they had written to cover U.S. mortgage securities.

•

In energy, as the price of crude retreated from its July high, large integrated oil companies were better positioned to withstand the decline than the Portfolio’s exposure to the oilfield services group. Halliburton, the world’s second largest oil field services provider, acknowledged that it will struggle in 2009 to meet its goal of increasing revenue by 20%.

•

In the consumer discretionary sector, the Portfolio’s positions in adult educator Apollo Group and discount retailers Wal-Mart and Family Dollar Stores benefited returns. Apollo shares advanced in the period as the owner of for-profit University of Phoenix reported profits that beat analysts’ estimates. Shares of Family Dollar and Wal-Mart advanced. While the current economic environment continues to pressure sales in more discretionary categories, the outlook has brightened for discounters relative to their full-price rivals.

Total Returns for the periods ended 12/31/08 (*Average Annual Total Return)

	1 year	5 year*	Inception*† (10/1/99)
OpCap Balanced Portfolio	(31.18)%	(3.67)%	0.09%
60% S&P 500 Index/ 40% Merrill Lynch Corporate Bond Master Index	(25.94)%	(0.44)%	1.06%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. It is not possible to invest directly in an index.

† The Portfolio commenced operations on 10/1/99. Index comparisons began 9/30/99.

Shareholder Expense Example for the period ended 12/31/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$784.00	$4.53
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.06	$5.13

Expenses are equal to the Portfolio’s annualized expense ratio of 1.01%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/08
(excluding short-term investments) (% of net assets)

Financial Services	15.9%
U.S. Government Agency Securities	13.5%
Healthcare & Hospitals	13.4%
Oil & Gas	9.9%
Consumer Staples	5.9%
Insurance	5.9%
Capital Goods	4.0%
Banking	3.5%
Aerospace/Defense	3.4%
Drugs & Medical Products	2.6%

2008 Annual Report

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2008

Shares		Value
	COMMON STOCK — 66.3%
	Aerospace/Defense — 3.4%
10,500	Boeing Co.	$448,035

	Capital Goods — 4.0%
24,307	General Electric Co.	393,774
4,400	Honeywell International, Inc.	144,452
		538,226

	Chemicals — 2.0%
3,700	Monsanto Co.	260,295

	Commercial Services — 1.7%
4,400	Visa, Inc., Class A	230,780

	Consumer Staples — 5.9%
6,100	Altria Group, Inc.	91,866
10,200	Colgate-Palmolive Co.	699,108
		790,974

	Drugs & Medical Products — 2.6%
4,500	Roche Holdings AG ADR	344,475

	Entertainment — 1.2%
13,800	International Game Technology	164,082

	Financial Services — 6.7%
9,300	Capital One Financial Corp	296,577
5,970	CIT Group, Inc.	27,104
28,100	Genworth Financial, Inc., Class A	79,523
16,100	Merrill Lynch & Co., Inc.	187,404
14,000	Morgan Stanley	224,560
48,600	National City Corp.	87,966
		903,134

	Food & Beverage — 1.2%
9,100	Dean Foods Co. (b)	163,527

	Healthcare & Hospitals — 13.4%
10,000	Biogen Idec, Inc. (b)	476,300
14,500	Health Net, Inc. (b)	157,905
10,600	Regeneron Pharmaceuticals, Inc. (b)	194,616
26,100	Sepracor, Inc. (b)	286,578
10,500	Theravance, Inc. (b)	130,095
13,100	WellPoint, Inc. (b)	551,903
		1,797,397

	Hotels, Restaurants & Leisure — 0.5%
2,900	Carnival Corp., UNIT	70,528

	Insurance — 5.9%
2,800	AFLAC, Inc.	128,352
10,700	Hartford Financial Services Group, Inc.	175,694
6,000	MetLife, Inc.	209,160
9,100	Prudential Financial, Inc.	275,366
		788,572

	Materials & Processing — 1.5%
11,500	Cameco Corp.	198,375

	Oil & Gas — 9.9%
12,700	ConocoPhillips	657,860
8,100	Halliburton Co.	147,258
1,800	Hess Corp.	96,552
1,400	Transocean Ltd. (b)	66,150
10,100	XTO Energy, Inc.	356,227
		1,324,047

	Real Estate (REIT) — 1.3%
7,762	Annaly Capital Management, Inc.	123,183
10,700	CapitalSource, Inc.	49,434
		172,617

	Retail — 2.2%
3,700	Bed Bath & Beyond, Inc. (b)	94,054
10,600	PetSmart, Inc.	195,570
		289,624

	Technology — 2.1%
3,600	AT&T, Inc.	102,600
10,700	Cisco Systems, Inc. (b)	174,410
		277,010

	Utilities — 0.8%
4,459	Constellation Energy Group, Inc.	111,876

	Total Common Stock (cost-$12,394,154)	8,873,574

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2008

(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)*	Value
	U.S. GOVERNMENT AGENCY SECURITIES — 13.5%
	Fannie Mae,
$88	4.625%, 10/15/14	Aaa/AAA	$97,709
105	4.75%, 3/12/10	Aaa/AAA	109,384
125	5.00%, 10/15/11	Aaa/AAA	136,550
25	6.25%, 2/1/11	Aa2/AAA	26,491
	Fannie Mae, CMO, FRN,
124	0.871%, 10/25/36	Aaa/AAA	118,349
59	0.911%, 9/25/36	Aaa/AAA	54,282
	Fannie Mae, MBS,
425	5.00%, 11/1/38	Aaa/AAA	434,874
	Freddie Mac,
100	4.875%, 2/9/10	Aaa/AAA	104,130
	Ginnie Mae, MBS,
707	5.50%, 6/15/38	Aaa/AAA	729,476
	Total U.S. Government Agency Securities (cost-$1,744,092)		1,811,245

	CORPORATE BONDS & NOTES — 13.4%
	Banking — 3.5%
300	Bank of America Corp.,
	4.375%, 12/1/10	Aa2/A+	300,623
170	U.S. Bancorp,
	4.50%, 7/29/10	Aa2/AA	169,432
			470,055

	Financial Services — 8.6%
60	American Express Co.,
	7.00%, 3/19/18	A2/A	60,669
140	American Express Credit Corp.,
	5.00%, 12/2/10	A1/A	135,980
	Citigroup, Inc.,
100	4.625%, 8/3/10	A2/A	98,351
50	6.00%, 2/21/12	A2/A	49,446
80	6.875%, 3/5/38	A2/AA-	91,031
	Goldman Sachs Group, Inc.,
195	5.70%, 9/1/12	A1/A	185,940
150	6.75%, 10/1/37	A2/A-	121,780
75	HSBC Finance Corp.,
	7.00%, 5/15/12	Aa3/AA-	75,114
	Morgan Stanley,
100	2.606%, 5/7/10, FRN	A2/A	93,588
75	6.625%, 4/1/18	A2/A	65,797
200	SLM Corp.,
	4.50%, 7/26/10	Baa2/BBB-	173,573
			1,151,269

	Telecommunications — 1.3%
	Verizon Global Funding Corp.,
60	7.25%, 12/1/10	A3/A	62,901
100	7.375%, 9/1/12	A3/A	104,616
			167,517
	Total Corporate Bonds & Notes (cost-$1,847,593)		1,788,841

	U.S. TREASURY NOTES — 1.4%
	U.S. Treasury Notes,
80	3.50%, 5/31/13		87,625
90	3.75%, 11/15/18		101,883
	Total U.S. Treasury Notes (cost-$179,898)		189,508

Shares
	CONVERTIBLE PREFERRED STOCK — 0.6%
	Financial Services — 0.6%
2,900	CIT Group, Inc. Class C,
	8.75%, 12/31/49 (a) (cost-$136,072)	Baa3/BB+	83,694

Principal Amount (000s)
	MORTGAGE-BACKED SECURITIES — 0.4%
$75	Credit Suisse Mortgage Capital Certificates, CMO, VRN, 5.448%, 1/15/49 (cost-$71,672)	Aaa/AAA	57,018

	SHORT-TERM INVESTMENTS — 1.7%
	CORPORATE NOTES — 0.9%
	Energy — 0.9%
130	Spectra Energy Capital LLC, 7.50%, 10/1/09	Baa1/BBB	128,939

Premier VIT
OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2008

(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)*	Value
	U.S. Government Agency Securities — 0.8%
$100	Fannie Mae,
	4.625%, 12/15/09	Aaa/AAA	$103,577
	Total Short-Term Investments (cost-$231,604)		232,516
	Total Investments (cost-$16,605,085)	97.3%	13,036,396
	Other assets less liabilities	2.7%	358,104
	Net Assets	100.0%	$13,394,500

Notes to Schedule of Investments:

*	Unaudited
(a)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable therafter.
(b)	Non-income producing.

Glossary:

ADR - American Depositary Receipt

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2008.

MBS - Mortgage-Backed Securities

NR - Not Rated

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

VRN -

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2008.

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:
Investments, at value (cost-$16,605,085)	$13,036,396
Cash	212,994
Receivable for investments sold	137,225
Dividends and interest receivable	67,763
Tax reclaims receivable	4,024
Prepaid expenses	295
Total Assets	13,458,697

Liabilities:
Payable for shares of beneficial interest redeemed	25,227
Investment advisory fees payable	4,263
Deferred trustees’ retirement plan payable	959
Accrued expenses	33,748
Total Liabilities	64,197
Net Assets	$13,394,500

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$22,779
Paid-in-capital in excess of par	22,101,201
Undistributed net investment income	413,143
Accumulated net realized loss on investments	(5,573,929)
Net unrealized depreciation of investments and foreign currency transactions	(3,568,694)
Net Assets	$13,394,500
Shares outstanding	2,277,903
Net asset value, offering price and redemption price per share	$5.88

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF OPERATIONS

Year ended December 31, 2008

	Investment Income:
	Interest	$320,672
	Dividends (net of foreign withholding taxes of $3,675)	285,512
	Total investment income	606,184

	Expenses:
	Investment management fees	154,142
	Custodian and accounting agent fees	38,387
	Shareholder communications	17,999
	Audit and tax services	17,000
	Transfer agent fees	8,500
	Trustees’ fees and expenses	5,937
	Legal fees	2,001
	Miscellaneous	3,093
	Total expenses	247,059
Less:	investment management fees waived	(53,881)
	custody credits earned on cash balances	(501)
	Net expenses	192,677
	Net Investment Income	413,507

	Realized and Change in Unrealized Gain (Loss):
	Net realized loss on:
	Investments	(5,573,730)
	Foreign currency transactions	(56)
	Net change in unrealized appreciation/depreciation of:
	Investments	(1,795,265)
	Foreign currency transactions	(5)
	Net realized and change in unrealized loss on investments and foreign currency transactions	(7,369,056)
	Net decrease in net assets resulting from investment operations	$(6,955,549)

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2008	2007
Investment Operations:
Net investment income	$413,507	$457,857
Net realized gain (loss) on investments and foreign currency transactions	(5,573,786)	2,547,591
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(1,795,270)	(4,049,334)
Net decrease in net assets resulting from investment operations	(6,955,549)	(1,043,886)

Dividends and Distributions to Shareholders from:
Net investment income	(458,351)	(382,852)
Net realized gains	(2,486,255)	(1,922,409)
Total dividends and distributions to shareholders	(2,944,606)	(2,305,261)

Share Transactions:
Net proceeds from the sale of shares	647,913	955,332
Reinvestment of dividends and distributions	2,944,606	2,305,261
Cost of shares redeemed	(4,849,363)	(5,037,377)
Net decrease in net assets from share transactions	(1,256,844)	(1,776,784)
Total decrease in net assets	(11,156,999)	(5,125,931)
Net Assets:
Beginning of year	24,551,499	29,677,430
End of year (including undistributed net investment income of $413,143 and $457,836, respectively)	$13,394,500	$24,551,499

Shares Issued and Redeemed:
Issued	77,891	87,196
Issued in reinvestment of dividends and distributions	385,420	209,568
Redeemed	(644,115)	(456,230)
Net decrease	(180,804)	(159,466)

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$9.99	$11.34	$10.62	$10.86	$10.25

Investment Operations:
Net investment income	0.20	0.19	0.15	0.09	0.04
Net realized and change in unrealized gain (loss) on investments and foreign currency transactions	(3.02)	(0.61)	0.96	0.20	1.03
Total from investment operations	(2.82)	(0.42)	1.11	0.29	1.07

Dividends and Distributions to Shareholders from:
Net investment income	(0.20)	(0.15)	(0.09)	(0.03)	(0.01)
Net realized gains	(1.09)	(0.78)	(0.30)	(0.50)	(0.45)
Total dividends and distributions to shareholders	(1.29)	(0.93)	(0.39)	(0.53)	(0.46)
Net asset value, end of year	$5.88	$9.99	$11.34	$10.62	$10.86
Total Return (1)	(31.18)%	(4.44)%	10.80%	2.74%	10.80%

Ratios/Supplemental data:
Net assets, end of year (000’s)	$13,395	$24,551	$29,677	$29,240	$30,120
Ratio of expenses to average net assets (2)(3)	1.00%	1.00%	1.00%	1.00%	1.04%
Ratio of net investment income to average net assets (3)	2.15%	1.62%	1.33%	0.82%	0.43%
Portfolio turnover	185%	111%	105%	89%	146%

(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(i) in Notes to Finanacial Statements).
(3)

During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fee and assumed or reimbursed a portion of the Portfolio’s expenses. If such waivers and reimbursements had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.28% and 1.87%, respectively, for the year ended December 31, 2008; 1.17% and 1.45%, respectively, for the year ended December 31, 2007; 1.11% and 1.22%, respectively, for the year ended December 31, 2006; 1.31% and 0.51%, respectively, for the year ended December 31, 2005 and 1.41% and 0.06%, respectively, for the year ended December 31, 2004.

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NACM Small Cap Portfolio (formerly OpCap Small Cap Portfolio), NFJ Dividend Value Portfolio, OpCap Balanced Portfolio (the “Portfolio”), OpCap Equity Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio. At a meeting of the Board of Trustees of the Trust held on November 11, 2008, the Board approved the closing and termination of the OpCap Balanced Portfolio and the OpCap Equity Portfolio. The liquidations are expected to occur in April 2009. On January 15, 2009 shareholders of each Portfolio approved Allianz Global Investors Fund Management LLC (the “Investment Adviser”) as the Trust’s investment adviser replacing OpCap Advisors LLC. The Investment Adviser is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s objective is to seek growth of capital by investing in equity and debt securities that the Investment Adviser believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at December 31, 2008. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years beginning after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. The Portfolios’ Management has determined that the FSP has no material impact on the Portfolios’ financial statements.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(a)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service or dealer quotations. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s NAV is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the NYSE on each day the NYSE is open for business.

(b)  Fair Value Measurement

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit” price) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                      Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                      Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                      Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(b)  Fair Value Measurement (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at December 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$8,957,267
Level 2—Other Significant Observable Inputs	4,079,129
Level 3—Significant Unobservable Inputs	—
Total	$13,036,396

(c)  Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(d)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(e)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to shareholders on the exdividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(f)  Foreign Currency Translation

The Portfolio’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(f)  Foreign Currency Translation (continued)

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(g)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(h)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(i)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(j)  Trustees’ Retirement Plan

The Trust offers defined benefits to certain independent Trustees through the OpCap Funds Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 1986 (the “Code”), as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At December 31, 2008, the Portfolio’s payable in connection with the Plan was $959, of which $648 was accrued during the year ended December 31, 2008.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(j)  Trustees’ Retirement Plan (continued)

Summarized information for the Plan at the Trust level is as follows, based on the valuation performed on December 31, 2008:

Change in benefit obligation
Projected benefit obligation at beginning of year	$(527,281)
Benefits paid	30,511
Plan Amendment	(246,156)
Interest Cost	(28,753)
Actuarial gain/loss	(39,774)
Projected benefit obligation at end of year	$(811,453)

Accumulated benefit obligation/Accrued pension cost	$508,641

Projected benefit payments:
2009	$662,353
2010	$25,115
2011	$21,930
2012	$19,171
2013	$16,790
2014 to 2018	$57,495

Amounts anticipated to be recognized in expense for fiscal year ending 2009:
Net loss (gain)	$36,043
Prior service cost	246,156
$282,199

Determination of the projected benefit obligation was based on the following assumptions for the year ended December 31, 2008: discount rate of 4.00%; mortality rate based upon 1994 GAM for Males and Females. The Plan was amended November 1, 2008, to comply with the provision of Section 409A of the Code. On or prior to December 31, 2008, participants can elect to receive a lump sum benefit. The additional projected benefit of $246,156 will be expensed in 2009.

(2)  Investment Manager/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio, has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Manager is contractually obligated to waive that portion of the management fee and to reimburse any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(2)  Investment Manager/Sub-Adviser/Distributor (continued)

The Investment Manager has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Manager and not the Portfolio pays a portion of the fees it receives from the Portfolio to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2008, purchases and sales of securities, other than short-term securities and U.S. government obligations, aggregated $29,668,316 and $32,858,402, respectively. Purchases and sales in U.S. government obligations aggregated $5,060,646 and $4,925,210, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31, were:

	2008	2007
Ordinary Income	$2,380,120	$1,088,041
Long-Term Capital Gains	$564,486	1,217,220

At December 31, 2008, the tax character of distributable earnings of $413,421 was comprised entirely from ordinary income.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses of $295,271 arising after October 31, 2008. Such losses are treated for tax purposes as arising on January 1, 2009.

For the year ended December 31, 2008, permanent “book-tax” differences were primarily attributable to the differing treatment of foreign currency transactions, paydowns. These adjustments were to increase undistributed and net investment income accumulated net realized loss on investments by $151.

At December 31, 2008, the Portfolio had a capital loss carryforward of $5,004,931 which will expire in 2016, available as a reduction, to the extent provided in the regulations, of any net gains. To the extent that these losses are used to offsett future realized capital gains, such gains will not be distributed.

The cost basis of portfolio securities for federal income tax purposes is $16,878,133. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $186,417, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $4,028,154, net unrealized depreciation for federal income tax purposes is $3,841,737. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing”, arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(5)  Legal Proceedings (continued)

investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U. S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Balanced Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of
Premier VIT—OpCap Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Balanced Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As noted in Footnote 1, on November 11, 2008 the Board of Trustee for Premier VIT approved the closing and termination of the Portfolio.

PricewaterhouseCoopers LLP

New York, New York

February 20, 2009

Premier VIT
OpCap Balanced Portfolio
(unaudited)

Federal Tax Information

The Portfolio paid ordinary income dividends of $1.04524 per share and long-term capital gains of $0.24789 per share during the year ended December 31, 2008.

Special Shareholder Meeting Results:

On January 15, 2009, a special meeting of shareholders of the Trust was held to consider the following proposals as described below. Each proposal was approved by shareholders in accordance with the voting results as follows:

Proposal I

The election of nominees Paul Belica, Robert E. Connor, Hans W. Kertess, William B. Ogden, IV, R. Peter Sullivan III, Diana L. Taylor and John C. Maney (interested) as Trustees of the Trust.

	Affirmative	Withheld Authority
Election of Paul Belica	14,593,310	924,659
Election of Robert E. Connor	14,691,964	826,004
Election of Hans W. Kertess	14,689,349	828,620
Election of John C. Maney	14,720,642	797,327
Election of William B. Ogden	14,678,145	839,824
Election of Peter Sullivan III	14,687,990	829,979
Election of Diana L. Taylor	14,687,463	830,506

		For	Against	Abstain
Proposal II	An amendment to the Declaration of Trust to delete the maximum number of Trustees to serve on the Board and the President of the Trust must be a member of the Board	13,063,858	1,487,434	966,677

Proposal III	Approval by the Trust of a new investment advisory agreement for the Portfolio with Allianz Global Investors Fund Management LLC.	2,145,980	140,336	84,631

Proposal IV	Approval by the Portfolio of a new portfolio management agreement between Allianz Global Investors Fund Management LLC and Oppenheimer Capital LLC.	2,263,577	35,079	72,291

Premier VIT
OpCap Balanced Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Portfolio Management Agreements (the “Sub-Advisory Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on October 30, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory and Sub-Advisory Agreements. The Trustees also met on September 10, 2008 for the specific purpose of considering whether to approve the interim Portfolio Management Agreement (the “Interim Agreement” and together with the Sub-Advisory Agreements and the Advisory Agreement, the “Agreements”) between OpCap Advisers and NACM with respect to the Small Cap Portfolio, for a maximum period of 150 days starting from September 10, 2008, pending shareholder approval of the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that 1) the Interim Agreement should be approved for an interim period according to its terms and 2) the Advisory and the Sub-Advisory Agreements should be approved. The Agreements were approved by shareholders at a special meeting of the shareholders held on January 15, 2009.

In determining to approve the Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $42 billion as of September 30, 2008 and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational

Premier VIT
OpCap Balanced Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited) (continued)

requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper. The Trustees considered that potential economies of scale were not a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees noted that the Portfolio had underperformed its Lipper median and average peer group for the one-month, year-to-date, one-year, three-year and five-year periods ended September 30, 2008. The Trustees noted that Balanced Portfolio had over performed its Lipper median and average peer group for the quarter ended September 30, 2008. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was above the Lipper average and median for its peer group.

The Trustees considered the estimated profitability analysis. They noted that Allianz Global Investors of America L.P. does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Date of Birth, Position(s) Held with the Trust,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios in Fund
Complex/Outside Fund Complexes Currently
Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105.

Hans W. Kertess
Date of Birth: 7/12/39

Chairman of the Board of Trustees since: 2009
Trustee since: 2009

Term of office: Expected to stand for re-election at 2010 annual meeting of shareholders.

Trustee/Director of 47 Funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex

President, H. Kertess & Co., a financial advisory company; Formerly, Managing Director, Royal Bank of Canada Capital Markets.

Paul Belica
Date of Birth: 9/27/21
Trustee since: 2009

Term of office: Expected to stand for re-election at 2011 annual meeting of shareholders.

Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.

Robert E. Connor
Date of Birth: 9/17/34
Trustee since: 2009

Term of office: Expected to stand for re-election at 2010 annual meeting of shareholders.

Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.

William B. Ogden, IV
Date of Birth: 1/11/45
Trustee since: 2009

Term of office: Expected to stand for re-election at 2010 annual meeting of shareholders.

Trustee/Director of 47 Funds in Fund Complex;
Trustee/Director of no funds outside of Fund Complex

Asset Management Industry Consultant; Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.

R. Peter Sullivan III
Date of Birth: 9/4/41
Trustee since: 2009
Term of office: Expected to stand for re-election at 2009 annual meeting of shareholders.

Trustee/Director of 43 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with the Trust,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios in Fund
Complex/Outside Fund Complexes Currently
Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

Diana L. Taylor
Date of Birth: 2/16/55
Trustee since 2009

Term of office: Expected to stand for re-election at 2009 annual meeting of shareholders.

Trustee/Director of 43 Funds in Fund Complex Trustee/Director of Brookfield Properties Corporation and Sotheby’s

Managing Director, Wolfensohn & Co., 2007-present; Superintendent Of Banks, State of New York, 2003-2007.

John C. Maney†
Date of Birth: 8/3/59
Trustee since 2009

Term of office: Expected to stand for re-election at 2009 annual meeting of shareholders.

Trustee/Director of 81 Funds in Fund Complex

Trustee/Director of no funds outside the Fund Complex

Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001).

†

Mr. Maney is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director, Chief Operating Officer and Chief Financial Officer, Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts LLC and Allianz Global Investors NY Holdings LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partner LLC; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc.; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

Further information about Trust’s Trustees is available in the Trust’s Statement of Additional Information, dated May 1, 2008, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
OFFICERS
(unaudited)

Name, Date of Birth, Position(s) Held with the Trust.	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel Date of Birth: 11/14/64 President & Chief Executive Officer since: 2002 Trustee: 2004-2009

Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting officer of 35 funds in the Fund Complex; Assistant Treasurer of 41 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Executive Vice President, Senior Counsel, Allianz Global Investors of America L.P.; Executive Vice President and Chief Legal Officer, Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC; Vice President, Secretary and Chief Legal Officer of 81 funds in the Fund Complex; Secretary and Chief Legal Officer of the Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 81 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments (2002-2005).

Richard J. Cochran Date of Birth: 1/23/61 Assistant Treasurer since: 2008

Vice President, Allianz Global Investors Fund Management LLC, Assistant Treasurer of 81 Funds in the Funds Complex. Formerly, Tax Manager, Teacher Insurance Annuity Association/College Retirement Equity Fund (2002-2008).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., Chief Compliance Officer of 81 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Premier VIT
OFFICERS
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with the Trust.	Principal Occupation(s) During Past 5 Years:

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen A. Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 81 funds in the Fund Complex; Manager IIG Advisory Law, Morgan Stanley (2004-2005); The Prudential Insurance Company of America and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 81 funds in the Fund Complex and The Korea Fund, Inc. formerly Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Officers

Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02116-2624

Investors should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Premier VIT

OpCap Equity Portfolio

Annual Report
December 31, 2008

2008 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

Dear Shareholder:

We are pleased to provide you with the Annual Report for the Premier VIT—OpCap Equity Portfolio (the “Portfolio”) for the year ended December 31, 2008.

A massive constriction of credit led to widespread deleveraging in the second half of 2008. This forced the mass liquidations of U.S. equities, creating a highly adverse environment for stock investing. As a result, U.S. stocks suffered deep and broad-based declines and global recession ensued. Reflecting the depth of the U.S. market’s decline, the S&P 500 Index fell 37.0% and the technology-heavy NASDAQ Composite Index dropped 40.5% for the year.

To boost confidence and reduce the depth of the recession, the Federal Reserve cut benchmark interest rates to a historic low target range and announced plans to buy some $500 billion in mortgage-backed securities. The incoming Obama administration promised robust federal stimulus.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

At a meeting of the Board of Trustees of Premier VIT held on November 11, 2008, the Board approved the closing and termination of this Portfolio. The Portfolio will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolio will close and permanently cease operations. Shareholders of the Portfolio are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolio before the closing and termination.

Thank you for investing with us we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2008 to December 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

•                  The investment objective of the OpCap Equity Portfolio is long term capital appreciation through investment in securities of companies that the manager considers undervalued in the marketplace in relation to factors such as a company’s assets or earnings.

•                  U.S. stocks experienced deep and broad-based declines in an economic retrenchment, the likes of which have not been seen in decades. Investor concerns early in the period over higher oil prices and economic slowing were overshadowed in September by the failures of high-profile financial institutions. To boost confidence and reduce the depth of recession, the Federal Reserve cut benchmark interest rates to historic lows and announced plans to buy some $500 billion in mortgage-backed securities. Stocks rallied from late November through year end, recovering significant lost ground.

•                  In the industrials sector, shares of Textron fell as the diversified manufacturer forecast a loss for the final quarter of 2008 and announced plans to exit its commercial finance business except for the financing of customer purchases of Textron products. Earlier in the period the portfolio’s position in Precision Castparts declined despite quarterly earnings that exceeded analysts’ forecasts. Concerns over a delay in Boeing’s 787 program clouded the outlook for Precision Castparts, which makes fasteners for commercial aircraft. The portfolio’s position in Boeing also declined.

•                  Portfolio holdings in the information technology sector contributed to declines for the period. Shares of Google and Nokia fell as economic slowing caused consumer sentiment to fall along with business spending on technology services and equipment.

•                  An overweight position in health care relative to the benchmark helped performance. Shares of the pharmaceuticals companies Teva and Abbott Laboratories fell slightly in the period to outperform both the benchmark and the sector average. Teva, which makes generic versions of popular prescription medications, saw shares rally in the final two months of the year as it won U.S. regulatory approval to sell a generic version of AstraZeneca’s popular Pulmicort Respules asthma treatment. Sales of Abbott’s top-selling product, the arthritis medicine Humira, and Abbott’s new heart stent Xience fueled the advance.

Total Returns for the periods ended 12/31/08 (*Average Annual Total Return)

	1 year	5 year *	10 year *
OpCap Equity Portfolio	(38.82)%	(2.53)%	(0.71)%
S&P 500 Index†	(37.00)%	(2.19)%	(1.38)%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

†  It is not possible to invest directly in an index.

Shareholder Expense Example for the period ended 12/31/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$ 1,000.00	$687.70	$4.24
Hypothetical Performance (5% return before expenses)	$ 1,000.00	$1,020.11	$5.08

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/08
(% of net assets)

Drugs & Medical Products	15.6%
Oil & Gas	9.7%
Food & Beverage	9.3%
Healthcare & Hospitals	9.0%
Financial Services	8.2%
Networking	5.7%
Telecommunications	5.4%
Capital Goods	5.1%
Aerospace/Defense	4.1%
Retail	3.9%

2008 Annual Report

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008

Shares		Value
	COMMON STOCK — 96.2%
	Aerospace/Defense — 4.1%
3,650	Lockheed Martin Corp.	$306,892

	Banking — 2.7%
14,615	Bank of America Corp.	205,779

	Capital Goods — 5.1%
2,900	Eaton Corp.	144,159
3,300	Honeywell International, Inc.	108,339
2,250	Precision Castparts Corp.	133,830
		386,328
	Chemicals — 1.5%
1,910	Mosaic Co.	66,086
650	Potash Corp. of Saskatchewan	47,593
		113,679
	Commercial Services — 1.8%
430	MasterCard, Inc., Class A	61,460
1,450	Visa, Inc., Class A	76,052
		137,512
	Consumer Discretionary — 3.7%
4,500	Philip Morris International, Inc.	195,795
1,800	Polo Ralph Lauren Corp., Class A	81,738
		277,533
	Consumer Staples — 1.4%
1,900	Clorox Co.	105,564

	Diversified Manufacturing — 0.9%
4,800	Textron, Inc.	66,576

	Drugs & Medical Products — 15.6%
6,450	Abbott Laboratories	344,236
2,000	Celgene Corp. (a)	110,560
2,000	Novartis AG ADR	99,520
2,250	Roche Holdings AG ADR	172,238
9,000	Schering-Plough Corp.	153,270
6,980	Teva Pharmaceutical Industries Ltd. ADR	297,139
		1,176,963
	Financial Services — 8.2%
400	CME Group, Inc.	83,244
310	Goldman Sachs Group, Inc.	26,161
9,820	JPMorgan Chase & Co.	309,625
22,300	SLM Corp. (a)	198,470
		617,500
	Food & Beverage — 9.3%
4,100	Burger King Holdings, Inc.	97,908
3,900	Coca-Cola Co.	176,553
600	General Mills, Inc.	36,450
3,300	Kraft Foods, Inc., Class A	88,605
2,395	PepsiCo, Inc.	131,174
6,900	Unilever NV	169,395
		700,085
	Healthcare & Hospitals — 9.0%
5,350	Genentech, Inc. (a)	443,568
10,200	Hologic, Inc. (a)	133,314
3,700	UnitedHealth Group, Inc.	98,420
		675,302
	Metals & Mining — 0.9%
1,400	Nucor Corp.	64,680

	Networking — 5.7%
1,400	Apple, Inc. (a)	119,490
13,100	Cisco Systems, Inc. (a)	213,530
9,500	EMC Corp. (a)	99,465
		432,485
	Oil & Gas — 9.7%
3,300	ConocoPhillips	170,940
2,400	EOG Resources, Inc.	159,792
4,600	Halliburton Co.	83,628
2,800	Nabors Industries Ltd. (a)	33,516
7,100	PetroHawk Energy Corp. (a)	110,973
5,000	XTO Energy, Inc.	176,350
		735,199
	Retail — 3.9%
1,700	Costco Wholesale Corp.	89,250
3,000	J.C. Penney Co., Inc.	59,100
2,300	McDonald’s Corp.	143,037
		291,387

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Shares			Value
	COMMON STOCK — (continued)
	Semi-conductors — 3.0%
15,500	Intel Corp.		$227,230

	Technology — 2.1%
515	Google, Inc., Class A (a)		158,440

	Telecommunications — 5.4%
6,900	AT&T, Inc.		196,650
4,100	NII Holdings, Inc., Class B (a)		74,538
3,700	QUALCOMM, Inc.		132,571
			403,759
	Transportation — 2.2%
3,550	Union Pacific Corp.		169,690
	Total Investments (cost-$10,488,997)	96.2%	7,252,583
	Other assets less liabilities	3.8	285,007
	Net Assets	100.0%	$7,537,590

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements

Premier VIT
OpCap Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:
Investments, at value (cost-$10,488,997)	$7,252,583
Cash	329,157
Receivable for beneficial interest sold	12,448
Dividends receivable	8,240
Tax reclaims receivable	3,167
Prepaid expenses	2,172
Total Assets	7,607,767

Liabilities:
Deferred trustees’ retirement plan payable	34,069
Investment advisory fees payable	10,851
Payable for shares of beneficial interest redeemed	1,019
Accrued expenses	24,238
Total Liabilities	70,177
Net Assets	$7,537,590

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$4,268
Paid-in-capital in excess of par	12,317,335
Undistributed net investment income	64,768
Accumulated net realized loss on investments	(1,612,367)
Net unrealized depreciation of investments	(3,236,414)
Net Assets	$7,537,590
Shares outstanding	426,847
Net asset value, offering price and redemption price per share	$17.66

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2008

	Investment Income:
	Dividends (net of foreign withholding taxes of $4,011)	$211,497
	Interest	2,749
	Total investment income	214,246

	Expenses:
	Investment advisory fees	92,832
	Custodian and accounting agent fees	25,580
	Audit and tax services	13,056
	Shareholder communications	10,439
	Transfer agent fees	10,128
	Trustees’ fees and expenses	2,147
	Legal fees	1,858
	Miscellaneous	1,719
	Total expenses	157,759
Less:	investment advisory fees waived	(41,414)
	custody credits earned on cash balances	(306)
	Net expenses	116,039
	Net Investment Income	98,207
	Realized and Change in Unrealized Loss:
	Net realized loss on investments	(1,577,705)
	Net change in unrealized appreciation/depreciation on investments	(3,971,546)
	Net realized and change in unrealized loss on investments	(5,549,251)
	Net decrease in net assets resulting from investment operations	$(5,451,044)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2008	2007
Investment Operations:
Net investment income	$98,207	$105,654
Net realized gain (loss)	(1,577,705)	2,536,357
Net change in unrealized appreciation/depreciation of investments	(3,971,546)	(1,816,385)
Net increase (decrease) in net assets resulting from investment operations	(5,451,044)	825,626
Dividends and Distributions to Shareholders from:
Net investment income	(96,167)	(116,737)
Net realized gains	(2,552,282)	(2,985,839)
Total dividends and distributions to shareholders	(2,648,449)	(3,102,576)
Share Transactions:
Net proceeds from the sale of shares	294,025	304,389
Reinvestment of dividends and distributions	2,648,449	3,102,576
Cost of shares redeemed	(3,085,023)	(5,535,400)
Net decrease in net assets from share transactions	(142,549)	(2,128,435)
Total decrease in net assets	(8,242,042)	(4,405,385)
Net Assets:
Beginning of year	15,779,632	20,185,017
End of year (including undistributed net investment income of $64,768 and $71,166, respectively)	$7,537,590	$15,779,632
Shares Issued and Redeemed:
Issued	12,326	7,630
Issued in reinvestment of dividends and distributions	99,942	83,380
Redeemed	(120,514)	(142,489)
Net decrease	(8,246)	(51,479)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$36.27	$41.48	$38.38	$36.00	$32.46
Investment Operations:
Net investment income	0.26	0.26	0.22	0.16	0.15
Net realized and unrealized gain (loss) on investments	(12.07)	1.63	5.35	2.37	3.70
Total from investment operations	(11.81)	1.89	5.57	2.53	3.85
Dividends and Distributions to Shareholders from:
Net investment income	(0.25)	(0.27)	(0.18)	(0.15)	(0.31)
Net realized gains	(6.55)	(6.83)	(2.29)	—	—
Total dividends and distributions to shareholders	(6.80)	(7.10)	(2.47)	(0.15)	(0.31)
Net asset value, end of year	$17.66	$36.27	$41.48	$38.38	$36.00
Total Return (1)	(38.82)%	4.11%	15.28%	7.04%	11.93%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$7,538	$15,780	$20,185	$28,810	$39,388
Ratio of expenses to average net assets (2)(3)	1.00%	1.00%	1.01%	1.02%	1.01%
Ratio of net investment income to average net assets (3)	0.85%	0.56%	0.50%	0.35%	0.41%
Portfolio Turnover	74%	88%	63%	92%	144%

(1)   Assumes reinvestment of all dividends and distributions.

(2)   Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(G) in Notes to Finanacial Statements).

(3)   During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.36% and 0.49%, respectively for the year ended December 31, 2008; 1.31% and 0.25%, respectively, for the year ended December 31, 2007; 1.16% and 0.35%, respectively for the year ended December 31, 2006; 1.05% and 0.32%, respectively for the year ended December 31, 2005; and 1.03% and 0.39%, respectively, for the year ended December 31, 2004.

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NACM Small Cap Portfolio (formerly OpCap Small Cap Portfolio), NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio (the “Portfolio”), OpCap Managed Portfolio and OpCap Mid Cap Portfolio. At a meeting of the Board of Trustees of the Trust held on November 11, 2008, the Board approved the closing and termination of the OpCap Balanced Portfolio and the OpCap Equity Portfolio. The liquidations are expected to occur in April 2009. On January 15, 2009, shareholders of each Portfolio approved Allianz Global Investors Fund Management LLC (the “Investment Manager”) as the Trust’s investment manager replacing OpCap Advisors LLC. The Investment Manager is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s investment objective is to seek long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing. It seeks to meet its objective, under normal conditions, by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that Oppenheimer Capital LLC believes are undervalued in the marketplace.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at December 31, 2008. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years beginning after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The Portfolio’s management has determined that the FSP has no material impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurement

Effective January 1, 2008, the Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                 Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                 Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Fair Value Measurement (continued)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$7,252,583
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—
Total	$7,252,583

(C)  Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E)  Dividends and Distributions to Shareholders

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(H)  Trustees’ Retirement Plan

The Trust offers defined benefits to certain independent Trustees through the OpCap Funds Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 1986 (the “Code”), as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At December 31, 2008, the Portfolio’s payable in connection with the Plan was $34,069. A net expense related to the Plan of $677 is included in the Trustee expenses.

Summarized information for the Plan at the Trust level is as follows, based on the valuation performed on December 31, 2008:

Change in benefit obligation
Projected benefit obligation at beginning of year	$(527,281)
Benefits paid	30,511
Plan Amendment	(246,156)
Interest Cost	(28,753)
Actuarial gain/loss	(39,774)
Projected benefit obligation at end of year	$(811,453)
Fund status	$(811,453)
Accumulated benefit obligation/Accrued pension cost	$508,641

Projected benefit payments:
2009	$662,353
2010	$25,115
2011	$21,930
2012	$19,171
2013	$16,790
2014 to 2018	$57,495

Amounts anticipated to be recognized in expense for fiscal year ending 2009:
Net loss (gain)	$36,043
Prior service cost	246,156
$282,199

Determination of the projected benefit obligation was based on the following assumptions for the year ended December 31, 2008: Discount rate of 4.00%; mortality rate based upon 1994 GAM for Males and Females. The Plan was amended November 1, 2008, to comply with the provisions of Section 409A of the Code. On or prior to December 31, 2008, participants can elect to receive a lump sum benefit. The additional projected benefit of $246,156 will be expensed in 2009.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(2)  Investment Adviser/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager to serve as investment adviser of the Portfolio. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Manager is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Manager and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2008, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated were $8,531,149 and $11,249,104, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31, were:

	2008	2007
Ordinary Income	$ 333,568	$1,123,243
Long-Term Capital Gains	2,314,881	1,979,333

At December 31, 2008, tax basis distributable earnings of $98,394 was comprised entirely from ordinary income.

In accordance with U.S. Treasury regulations, the portfolio elected to defer realized capital losses of $208,166 arising after October 31, 2008. Such losses are treated for tax purposes as arising on January 1, 2009.

For the year ended December 31, 2008, permanent “book-tax” differences were primarily attributable to the basis adjustments from the sale of REITs. These adjustments were to decrease undistributed net investment income and accumulated net realized loss on investments by $8,438.

At December 31, 2008, the Portfolio had a capital loss carryforward of $1,384,895 which will expire in 2016, available as a reduction, to the extent provided in the regulations, of any net gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

The cost basis of portfolio securities for federal income tax purposes is $10,508,303. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $93,042, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,348,762, net unrealized depreciation for federal income tax purposes is $3,255,720. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(5)  Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), the Distributor and Allianz Global Investors of America L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing”, arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U. S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Equity Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of
Premier VIT—OpCap Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Equity Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As noted in Footnote 1, on November 11, 2008 the Board of Trustees for Premier VIT approved the closing and termination of the Portfolio.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2009

Premier VIT
OpCap Equity Portfolio

(unaudited)

Federal Tax Information
The Portfolio paid ordinary income dividends of $0.85634 per share and long-term capital gains of $5.94277 per share during the year ended December 31, 2008.

Special Shareholder Meeting Results:

On January 15, 2009, a special meeting of shareholders of the Trust was held to consider the following proposals as described below. Each proposal was approved by shareholders in accordance with the voting results as follows:

Proposal I

The election of nominees Paul Belica, Robert E. Connor, Hans W. Kertess, William B. Ogden, IV, R. Peter Sullivan III, Diana L. Taylor and John C. Maney (interested) as Trustees of the Trust.

	Affirmative	Withheld Authority
Election of Paul Belica	14,593,310	924,659
Election of Robert E. Connor	14,691,964	826,004
Election of Hans W. Kertess	14,689,349	828,620
Election of John C. Maney	14,720,642	797,327
Election of William B. Ogden	14,678,145	839,824
Election of Peter Sullivan III	14,687,990	829,979
Election of Diana L. Taylor	14,687,463	830,506

		For	Against	Abstain
Proposal II	An amendment to the Declaration of Trust to delete the maximum number of Trustees to serve on the Board and the President of the Trust must be a member of the Board	13,063,858	1,487,434	966,677

Proposal III	Approval by the Trust of a new investment advisory agreement for the Portfolio with Allianz Global Investors Fund Management LLC.	327,602	34,332	59,097

Proposal IV	Approval by the Portfolio of a new portfolio management agreement between Allianz Global Investors Fund Management LLC and Oppenheimer Capital LLC.	330,698	35,649	54,683

Premier VIT
OpCap Equity Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Portfolio Management Agreements (the “Sub-Advisory Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on October 30, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory and Sub-Advisory Agreements. The Trustees also met on September 10, 2008 for the specific purpose of considering whether to approve the interim Portfolio Management Agreement (the “Interim Agreement” and together with the Sub-Advisory Agreements and the Advisory Agreement, the “Agreements”) between OpCap Advisers and NACM with respect to the Small Cap Portfolio, for a maximum period of 150 days starting from September 10, 2008, pending shareholder approval of the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that 1) the Interim Agreement should be approved for an interim period according to its terms and 2) the Advisory and the Sub-Advisory Agreements should be approved. The Agreements were approved by shareholders at a special meeting of the shareholders held on January 15, 2009.

In determining to approve the Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $42 billion as of September 30, 2008 and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational

Premier VIT
OpCap Equity Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unadited) (continued)

requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper. The Trustees considered that potential economies of scale were not a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees noted that the Equity Portfolio had underperformed its Lipper median and average peer group for the one-month, three-month, year-to-date, one-year, two-year, three-year and five-year period but had outperformed its Lipper median and average peer group for the ten-year period ended September 30, 2008. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was above the Lipper average and median for its peer group.

The Trustees considered the estimated profitability analysis. They noted that Allianz Global Investors of America L.P. does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Date of Birth, Position(s) Held with Trust,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios in
Complex/Outside Fund Complexes Currently
Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105.

Hans W. Kertess	President, H. Kertess & Co., a financial advisory company; Formerly, Managing Director, Royal Bank of Canada Capital Markets.
Date of Birth: 7/12/39
Chairman of the Board of Trustees since: 2009 Trustee since: 2009
Trustee/Director of 47 Funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex

Paul Belica

Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.

Date of Birth: 9/27/21 Trustee since: 2009
Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Robert E. Connor	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.
Date of Birth: 9/17/34 Trustee since: 2009
Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

William B. Ogden, IV	Asset Management Industry Consultant; Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.
Date of Birth: 1/11/45 Trustee since: 2009
Trustee/Director of 47 Funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex

R. Peter Sullivan III	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.
Date of Birth: 9/4/41 Trustee since: 2009
Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Premier VIT

BOARD OF TRUSTEES

(unaudited) (continued)

Name, Date of Birth, Position(s) Held with Trust,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios in Fund
Complex/Outside Fund Complexes Currently
Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

Diana L. Taylor Date of Birth: 2/16/55 Trustee since 2009 Trustee/Director of 43 Funds in Fund Complex Trustee/Director of Brookfield Properties Corporation and Sotheby’s	Managing Director, Wolfensohn & Co., 2007-present; Superintendent Of Banks, State of New York, 2003-2007.

John C. Maney† Date of Birth: 8/3/59 Trustee since 2009 Trustee/Director of 81 Funds in Fund Complex Trustee/Director of no Funds outside the Fund Complex

Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001).

†                 Mr. Maney is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director, Chief Operating Officer and Chief Financial Officer, Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts LLC and Allianz Global Investors NY Holdings LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partner LLC; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc.; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

Further information about Trust’s Trustees is available in the Trust’s Statement of Additional Information, dated May 1, 2008, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
OFFICERS
(unaudited)

Name, Date of Birth, Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel Date of Birth: 11/14/64 President & Chief Executive Officer since: 2002 Trustee: 2004-2009

Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting officer of 35 funds in the Fund Complex; Assistant Treasurer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Executive Vice President, Senior Counsel, Allianz Global Investors of America L.P.; Executive Vice President and Chief Legal Officer, Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC; Vice President, Secretary and Chief Legal Officer of 81 funds in the Fund Complex; Secretary and Chief Legal Officer of the Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 81 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments (2002-2005).

Richard J. Cochran Date of Birth: 1/23/61 Assistant Treasurer since: 2008

Vice President, Allianz Global Investors Fund Management LLC, Assistant Treasurer of 81 Funds in the Funds Complex. Formerly, Tax Manager, Teacher Insurance Annuity Association/College Retirement Equity Fund (2002-2008).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., Chief Compliance Officer of 81 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Premier VIT
OFFICERS
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years:

Kathleen A. Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 81 funds in the Fund Complex; Manager IIG Advisory Law, Morgan Stanley (2004-2005); The Prudential Insurance Company of America and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 81 funds in the Fund Complex and The Korea Fund, Inc. formerly Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Officers
Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02110

Transfer Agent

Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Premier VIT

OpCap Managed Portfolio

Annual Report

December 31, 2008

2008 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the Annual Report for the Premier VIT OpCap Managed Portfolio (the “Portfolio”) for the fiscal year ended December 31, 2008.

A massive constriction of credit led to widespread deleveraging in the second half of 2008. This forced the mass liquidations of U.S. equities, creating a highly adverse environment for stock investing. As a result, U.S. stocks suffered deep and broad-based declines and global recession ensued. Reflecting the depth of the U.S. market’s decline, the S&P 500 Index fell 38.5% and the technology-heavy NASDAQ Composite Index dropped 40.5% for the year. Bond markets delivered mixed results for the period. Investors waged a wholesale retreat from asset risk, which served to boost prices and returns for government bonds. Meanwhile, tight credit conditions, global economic slowing and slack demand caused corporate bond prices to fall. In this environment, the Barclays Capital Intermediate U.S. Credit Index, a measure of corporate bond performance, returned -2.76% while the Barclays U.S. Aggregate Bond Index, a broad credit market measure of government and corporate securities, posted a positive 5.24% return.

To boost confidence and reduce the depth of the recession, the Federal Reserve cut benchmark interest rates to a historic low target range and announced plans to buy some $500 billion in mortgage-backed securities. The incoming Obama administration promised robust federal stimulus.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from July 1, 2008 to December 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the column entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

•        The investment objective of the Managed Portfolio is to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the managers’ assessment of the relative outlook for such investments.

•        U.S. stocks experienced deep and broad-based declines in an economic retrenchment, the likes of which have not been seen in decades. Investor concerns early in the period over higher oil prices and economic slowing were overshadowed in September by the failures of high-profile financial institutions.

•        Bond market returns varied. U.S. Treasury securities delivered positive results, outperforming other types of bonds as investors avoided asset risk in favor of higher quality. Corporate bonds—both high quality and below investment grade issues—lost ground.

•        In the industrials sector, shares of Textron fell as the diversified manufacturer forecast a loss for the final quarter of 2008 and announced plans to exit its commercial finance business except for the financing of customer purchases of Textron products. Earlier in the period the portfolio’s position in Precision Castparts declined despite quarterly earnings that exceeded analysts’ forecasts. Concerns over a delay in Boeing’s 787 program clouded the outlook for Precision Castparts, which makes fasteners for commercial aircraft. The portfolio’s position in Boeing also declined.

•        Among consumer staples companies, slowing economic growth dampened investor enthusiasm broadly. Shares of battery maker Energizer Holdings fell in the period despite favorable earnings news and early success in its patent infringement suit against the parent company of rival Rayovac. Quarterly earnings for Energizer were aided by a jump in sales attributable to the severity of the Gulf Coast hurricane season.

•        Among health care companies, shares of the pharmaceuticals company Gilead rallied on news of a favorable ratings change by an influential analyst. The company is the leading maker of AIDS treatments with nearly 80% of all treated patients taking at least one of Gilead’s therapies.

Total Returns for the periods ended 12/31/08 (*Average Annual Total Return)

	1 year	5 year*	10 year*
OpCap Managed Portfolio	(28.69)%	(1.29)%	0.38%
S&P 500 Index	(37.00)%	(2.19)%	(1.38)%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. It is not possible to invest directly in an index.

Shareholder Expense Example for the period ended 12/31/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$ 1,000.00	$ 791.30	$4.50
Hypothetical Performance (5% return before expenses)	$ 1,000.00	$ 1,020.11	$5.08

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/08
(equity securities)
(% of net assets)

Drugs & Medical Products	12.2%
Oil & Gas	6.8%
Financial Services	5.8%
Food & Beverage	4.1%
Telecommunications	3.2%
Computers	3.0%
Semi-conductors	2.4%
Apparel & Textiles	2.3%
Transportation	2.3%
Industrial	1.9%

2008 Annual Report

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008

Shares		Value
	COMMON STOCK — 57.7%
	Aerospace/Defense — 1.2%
17,300	Lockheed Martin Corp.	$1,454,584

	Apparel & Textiles — 2.3%
17,900	Nike, Inc., Class B	912,900
40,900	Polo Ralph Lauren Corp., Class A	1,857,269
		2,770,169
	Banking — 1.4%
119,200	Bank of America Corp.	1,678,336

	Chemicals — 1.9%
16,800	Monsanto Co.	1,181,880
14,000	Potash Corp. of Saskatchewan, Inc.	1,025,080
		2,206,960
	Commercial Services — 0.9%
7,550	MasterCard, Inc., Class A	1,079,122

	Computer Software — 1.8%
118,300	Oracle Corp. (i)	2,097,459

	Computers — 3.0%
27,800	Apple, Inc. (i)	2,372,730
108,000	EMC Corp. (i)	1,130,760
		3,503,490
	Consumer Discretionary — 1.2%
31,800	Philip Morris International, Inc.	1,383,618

	Diversified Manufacturing — 0.5%
42,600	Textron, Inc.	590,862

	Drugs & Medical Products — 12.2%
13,900	Genzyme Corp. (i)	922,543
22,000	Genentech, Inc. (i)	1,824,020
67,800	Gilead Sciences, Inc. (i)	3,467,292
161,900	Hologic, Inc. (i)	2,116,033
44,300	Novartis AG ADR	2,204,368
93,500	Teva Pharmaceutical Industries Ltd. ADR	3,980,295
		14,514,551
	Financial Services — 5.8%
4,950	CME Group, Inc.	1,030,145
96,100	JPMorgan Chase & Co.	3,030,033
314,400	SLM Corp. (i)	2,798,160
		6,858,338
	Food & Beverage — 4.1%
42,400	Coca-Cola Co.	1,919,448
76,200	Kroger Co.	2,012,442
39,500	Unilever NV	969,725
		4,901,615
	Healthcare & Hospitals — 1.3%
55,700	Aetna, Inc.	1,587,450

	Industrial — 1.9%
17,200	Energizer Holdings, Inc. (i)	931,208
22,900	Precision Castparts Corp.	1,362,092
		2,293,300
	Insurance — 0.8%
17,900	ACE Ltd.	947,268

	Metals & Mining — 0.3%
15,700	Freeport-McMoRan Copper & Gold, Inc.	383,708

	Oil & Gas — 6.8%
27,700	BJ Services Co.	323,259
45,500	ConocoPhillips	2,356,900
32,800	EOG Resources, Inc.	2,183,824
78,100	PetroHawk Energy Corp. (i)	1,220,703
57,800	XTO Energy, Inc.	2,038,606
		8,123,292
	Retail — 0.8%
17,800	Costco Wholesale Corp.	934,500

	Semi-conductors — 2.4%
189,700	Intel Corp.	2,781,002

	Technology — 1.6%
6,300	Google, Inc., Class A (i)	1,938,195

	Telecommunications — 3.2%
35,700	AT&T, Inc.	1,017,450
149,100	Cisco Systems, Inc. (i)	2,430,330
19,300	NII Holdings, Inc., Class B (i)	350,874
		3,798,654

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Shares		Value
	COMMON STOCK (continued)
	Transportation — 2.3%
15,000	Norfolk Southern Corp.	$705,750
41,300	Union Pacific Corp.	1,974,140
		2,679,890
	Total Common Stock
	(cost-$96,713,514)	68,506,363
Principal
Amount
(000s)
	U.S. GOVERNMENT AGENCY SECURITIES — 40.9%
	Fannie Mae, CMO, FRN,
$241	0.531%, 7/25/37	213,800
86	4.665%, 5/25/35	88,103
	Fannie Mae, MBS,
46	3.878%, 9/1/40, FRN	45,134
671	4.42%, 5/1/36, FRN	669,584
110	4.801%, 8/1/35, FRN	109,644
2,844	5.00%, 6/1/18 (h)	2,936,181
526	5.00%, 1/1/20	542,244
702	5.00%, 4/1/21	721,599
20	5.00%, 5/1/36	20,557
20	5.281%, 9/1/39, FRN	19,668
39	5.50%, 6/1/16	40,022
74	5.50%, 1/1/17	76,406
71	5.50%, 3/1/17	74,090
15	5.50%, 9/1/20	15,463
19	5.50%, 7/1/21	19,887
396	5.50%, 11/1/21	408,507
763	5.50%, 2/1/22	787,615
494	5.50%, 9/1/23	510,061
176	5.50%, 6/1/38	180,319
15,000	5.50%, TBA (e)	15,375,000
203	6.00%, 6/1/16	211,594
3	6.00%, 7/1/16	3,105
3	6.00%, 8/1/16	3,615
8	6.00%, 10/1/16	8,459
133	6.00%, 12/1/16	138,436
6	6.00%, 1/1/17	5,955
5	6.00%, 2/1/17	4,778
21	6.00%, 3/1/17	22,347
63	6.00%, 4/1/17	66,055
16	6.00%, 5/1/17	16,376
4	6.00%, 7/1/17	4,021
63	6.00%, 11/1/17	65,860
163	6.00%, 3/1/27	167,919
378	6.00%, 8/1/27	389,897
451	6.00%, 12/1/37	464,624
41	6.00%, 5/1/38	42,244
4,000	6.00%, TBA (e)	4,117,500
	Freddie Mac,
100	5.00%, 2/16/17	113,383
800	5.00%, 4/18/17	914,602
	Freddie Mac, CMO,
218	1.345%, 7/15/19, FRN	211,870
940	1.345%, 8/15/19, FRN	911,854
1,326	1.345%, 10/15/20, FRN	1,283,930
921	1.425%, 2/15/19, FRN	884,661
27	1.645%, 11/15/30, FRN	26,017
146	6.00%, 8/15/32	148,558
145	6.00%, 9/15/32	146,260
	Freddie Mac, MBS,
143	5.00%, 11/1/18	147,722
3	5.376%, 7/1/30, FRN	2,876
2,000	5.50%, TBA (e)	2,046,876
57	6.00%, 3/1/16	59,080
403	6.00%, 9/1/27	415,633
1,358	6.00%, 11/1/36	1,400,981
500	6.00%, TBA (e)	515,000
	Freddie Mac Structured Pass Through Securities, CMO, FRN,
28	3.679%, 2/25/45	25,511
	Ginnie Mae,CMO, FRN,
18	1.008%, 9/20/30	17,167
	Ginnie Mae, MBS,
55	4.625%, 7/20/30, FRN	54,200
110	4.75%, 2/20/32, FRN	107,709
39	5.125%, 10/20/29, FRN	38,441
278	5.375%, 5/20/30, FRN	278,275
10	6.00%, 11/20/28	10,565
3	6.00%, 11/20/31	3,177
435	6.00%, 6/20/34	448,950
	Small Business Administration Participation Certificates,
1,201	4.524%, 2/10/13	1,205,441
1,371	4.625%, 2/1/25	1,371,150
1,372	4.684%, 9/10/14	1,377,672
1,084	4.87%, 12/1/24	1,095,839
2,616	4.90%, 1/1/23	2,651,359
1,232	4.95%, 3/1/25	1,250,571
752	5.11%, 4/1/25	768,699
10	7.449%, 8/1/10	10,222
	Total U.S. Government Agency Securities (cost-$48,178,726)	48,530,920

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)*	Value

	CORPORATE BONDS & NOTES — 11.2%
	Airlines — 1.6%
	United Air Lines, Inc. (b)(j)
$1,861	8.03%, 1/1/13	B3/B	$1,823,593
269	11.56%,
	5/27/24 (a)(d)(k)	NR/NR	485
			1,824,078
	Banking — 3.4%
	ANZ National International Ltd. (a)(d)
100	6.20%, 7/19/13	Aa2/AA	96,756
	Bank of America Corp.,
200	6.00%, 9/1/17	Aa2/A+	203,124
100	8.00%, 1/30/18, (f)	A1/A-	71,929
700	8.125%, 5/15/18, (f)	A1/A-	523,600
	Barclays Bank PLC, (a)(d)(f)
100	7.70%, 4/25/18	Aa2/A+	66,126
	ICICI Bank Ltd., FRN (a)(d),
300	5.29%, 1/12/10	Baa2/BBB-	248,250
	KeyBank NA, FRN (a)(d),
100	4.467%, 6/2/10	A1/A	96,446
	Korea Development Bank, FRN,
800	4.348%, 4/3/10	Aa3/A	772,446
	Resona Bank Ltd., (a)(d)(f),
100	5.85%, 4/15/16	A2/BBB	56,688
	Wachovia Corp.,
100	2.116%, 3/15/11,
	FRN	A1/A+	89,225
€200	4.493%, 2/13/14,
	FRN	A1/A+	225,309
$300	4.883%, 10/15/11,
	FRN	A1/A+	268,709
100	5.625%, 10/15/16	A2/A	91,350
200	5.75%, 2/1/18	A1/A+	200,398
100	7.98%, 3/15/18, (f)	A3/A-	85,240
	Wells Fargo Bank,
900	4.75%, 2/9/15	Aa1/AA	910,970
			4,006,566
	Energy — 0.3%
	General Electric Co.,
300	5.25%, 12/6/17	Aaa/AAA	299,084
	NGPL PipeCo LLC (a)(d),
100	6.514%, 12/15/12	Baa3/BBB-	94,902
			393,986
	Financial Services — 4.5%
	Allstate Life Global Funding Trusts,
100	5.375%, 4/30/13	Aa3/AA	98,440
	American Express Co.,
200	7.00%, 3/19/18	A2/A	202,229
	American Express Credit Corp.,
200	2.049%, 10/4/10,
	FRN	A1/A	178,932
100	5.875%, 5/2/13	A1/A+	95,997
	Bear Stearns Cos., Inc.,
200	6.40%, 10/2/17	Aa2/A+	207,836
200	6.95%, 8/10/12	Aa2/A+	207,715
	Citigroup Capital XXI, VRN,
300	8.30%, 12/21/77	A3/BBB	231,371
	Citigroup, Inc.,
100	2.386%, 5/18/10,
	FRN	A2/A	92,370
100	5.50%, 8/27/12	A2/A	97,072
200	5.50%, 4/11/13	A2/A	194,737
100	5.85%, 7/2/13	A2/A	96,506
800	8.40%, 4/30/18, (f)	Baa2/BBB	528,232
	Countrywide Financial Corp.,
€200	4.476%, 11/23/10,
	FRN	Aa2/A+	252,572
$100	4.50%, 6/15/10	Aa2/A+	98,251
	Ford Motor Credit Co. LLC,
50	7.25%, 10/25/11	Caa1/CCC+	36,525
	General Electric Capital Corp.,
100	5.875%, 1/14/38	Aaa/AAA	97,886
	Goldman Sachs Group, Inc.,
400	5.625%, 1/15/17	A2/NR	343,631
100	6.15%, 4/1/18	A1/A	96,096
500	6.75%, 10/1/37	A2/A-	405,934
	HSBC Capital Funding L.P., VRN (a)(d)(f)
1,000	9.547%, 6/30/10	A1/A	792,298
	JPMorgan Chase & Co.,
100	6.00%, 1/15/18	Aa2/A+	105,552
100	7.90%, 4/30/18, (f)	A1/A-	83,183
	Lehman Brothers Holdings, Inc. (j),
300	5.625%, 1/24/13	NR/NR	28,500
	Merrill Lynch & Co., Inc.,
100	6.875%, 4/25/18	A2/A	104,603
	Morgan Stanley,
100	4.233%, 5/14/10,
	FRN	A2/A	93,080
400	6.75%, 4/15/11	A2/A	393,570
	SMFG Preferred Capital Ltd., VRN (a)(d)(f)
100	6.078%, 1/25/17	A2/BBB+	67,463
			5,230,581

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)*	Value

	CORPORATE BONDS & NOTES (continued)
	Healthcare & Hospitals — 0.4%
	Amgen, Inc.,
$300	6.90%, 6/1/38	A3/A+	$342,548
	UnitedHealth Group, Inc.,
100	4.875%, 2/15/13	Baa1/A-	93,362
			435,910
	Insurance — 0.2%
	American International Group, Inc.,
€100	4.00%, 9/20/11	A3/A-	77,669
$200	8.25%, 8/15/18 (a)(d)	A3/A-	146,384
	Principal Life Income Funding Trusts,
100	5.30%, 4/24/13	Aa2/AA	93,673
100	5.55%, 4/27/15	Aa2/AA	96,001
			413,727
	Oil & Gas — 0.8%
	Sonat, Inc.,
600	7.625%, 7/15/11	Ba3/BB-	547,043
	Suncor Energy, Inc.,
400	6.10%, 6/1/18	A3/A-	344,697
			891,740
	Telecommunications — 0.0%
	AT&T, Inc.,
20	4.95%, 1/15/13	A2/A	20,110
	Qwest Corp.,
50	7.50%, 6/15/23	Ba1/BBB-	35,000
			55,110
	Total Corporate Bonds & Notes
	(cost-$14,515,415)		13,251,698

	U.S. TREASURY BONDS & NOTES — 1.7%
	U.S. Treasury Inflation Indexed Bonds & Notes (g)
103	1.625%, 1/15/18		98,152
354	1.875%, 7/15/13		333,164
116	2.00%, 1/15/14 (e)		109,615
1,379	2.00%, 7/15/14		1,304,310
109	2.00%, 1/15/16		104,531
105	2.625%, 7/15/17		107,119
	Total U.S. Treasury Bonds & Notes
	(cost-$2,022,297)		2,056,891

	MORTGAGE-BACKED SECURITIES — 1.5%
	Banc of America Funding Corp., CMO, FRN,
185	4.155%, 5/25/35	NR/AAA	132,356
	Bear Stearns Alt-A Trust, CMO, VRN,
50	5.495%, 9/25/35	Aaa/AAA	23,121
	Bear Stearns Commercial Mortgage Securities, Inc., CMO,
100	5.703%, 6/11/50	NR/AAA	70,900
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
66	5.25%, 2/20/36	Aaa/AAA	35,936
	Credit Suisse Mortgage Capital Certificates, CMO, VRN,
1,300	6.218%, 2/15/41	NR/AAA	1,004,985
	Greenpoint Mortgage Pass-Through Certificates, CMO, FRN,
93	5.497%, 10/25/33	NR/AAA	71,984
	GS Mortgage Securities Corp. II, CMO, VRN,
100	5.799%, 8/10/45	Aaa/AAA	72,566
	Harborview Mortgage Loan Trust, CMO, VRN,
107	5.142%, 7/19/35	Aa3/AAA	58,381
	JP Morgan Chase Commercial Mortgage Securities Corp., CMO,
200	5.44%, 6/12/47	Aaa/AAA	144,315
	Morgan Stanley Capital I, CMO, VRN,
100	5.881%, 6/11/49	NR/AAA	74,087
	Prime Mortgage Trust, CMO, FRN,
13	0.871%, 2/25/19	NR/AAA	11,942
34	0.871%, 2/25/34	NR/AAA	29,790
	Wachovia Bank Commercial Mortgage Trust, CMO, VRN,
100	5.416%, 1/15/45	Aaa/AAA	77,634
	Total Mortgage-Backed Securities
	(cost-$2,059,386)		1,807,997
	ASSET-BACKED SECURITIES — 1.0%
	Bank of America Credit Card Trust, FRN,
300	2.395%, 12/16/13	Aaa/AAA	266,680
	Citigroup Mortgage Loan Trust, Inc., FRN,
561	0.581%, 3/25/37	Aaa/AAA	484,495
	SLM Student Loan Trust, FRN,
310	3.525%, 10/27/14	Aaa/AAA	300,151
116	3.525%, 10/25/18	Aaa/AAA	111,469
	Total Asset-Backed Securities
	(cost-$1,287,242)		1,162,795

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)*	Value

	MUNICIPAL BONDS & NOTES — 0.7%
	Illinois — 0.3%
	Chicago Transit Auth. Rev., Ser. B,
$100	6.899%, 12/1/40	Aa3/AA+	$102,626
	State Toll Highway Auth. Rev., Ser. B,
300	5.50%, 1/1/33	Aa3/AA-	296,064
			398,690
	Texas — 0.3%
	Lower Colorado River Auth. Rev. (AMBAC),
360	5.00%, 5/15/33	A1/A	310,489
	(Pre-refunded @ $100, 5/15/13) (c)
15	5.00%, 5/15/33	A1/A	16,842
25	5.00%, 5/15/33	Aa3/A	28,071
			355,402
	Washington — 0.1%
	State, GO, Ser. F (MBIA),
200	zero coupon, 12/1/20	Aa1/AA+	110,080
	Total Municipal Bonds & Notes
	(cost-$877,342)		864,172

Shares
	PREFERRED STOCK — 0.6%
	Financial Services — 0.6%
	DG Funding Trust,
	3.228%,
	FRN (a)(b)(d)
68	(cost-$716,526)	Aaa/AAA	682,125

	CONVERTIBLE PREFERRED STOCK — 0.2%
	Banking — 0.2%
	Wachovia Corp.,
300	7.50%, 12/31/49
	(Greenshoe Group) (l)		225,000

	Insurance — 0.0%
	American International Group, Inc.,
3,800	8.50%, 8/1/11
	(Greenshoe Group) (l)		32,300
	Total Convertible Preferred Stock
	(cost-$491,265)		257,300

Principal
Amount
(000s)
	SHORT-TERM INVESTMENTS — 2.0%
	Corporate Bonds and Notes — 1.7%
	Financial Services — 1.5%
	Bear Stearns Cos., Inc., FRN,
$500	2.263%, 8/21/09		491,704
	Ford Motor Credit Co.,
100	5.80%, 1/12/09		99,717
	General Motors Acceptance Corp. LLC,
1,000	3.399%, 5/15/09, FRN		955,000
200	5.85%, 1/14/09		198,697
			1,745,118
	Oil & Gas — 0.2%
	Gazprom AG,
300	10.50%, 10/21/09		302,284
	Total Corporate Notes
	(cost-$2,056,373)		2,047,402

	U.S. Treasury Bills (h) — 0.3%
390	0.80%, 3/5/09
	(cost-$389,952)		389,952
	Total Short-Term Investments
	(cost-$2,446,325)		2,437,354

Contracts/
Notional
Amount
	OPTIONS PURCHASED (i) — 0.7%
	Call Options — 0.7%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR
	Floating Rate Index,
1,600,000	strike rate 3.45%,
	expires 8/3/09		53,331
2,900,000	strike rate 3.50%,
	expires 2/2/09		113,312
2,300,000	strike rate 3.60%,
	expires 7/2/09		84,901
13,400,000	strike rate 3.85%,
	expires 8/3/09		546,835
	Total Options Purchased
	(cost-$217,599)		798,379
	Total Investments before options written
	(cost-$169,525,637) — 118.2%		140,355,994

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Contracts/
Notional
Amount			Value
	OPTIONS WRITTEN (i) — (0.6)%
	Call Options — (0.6)%
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index,
700,000	strike rate 4.15%,
	expires 8/3/09		$(60,569)
1,000,000	strike rate 4.20%,
	expires 7/2/09		(89,620)
	7-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index,
4,500,000	strike rate 4.55%,
	expires 8/3/09		(595,794)
			(745,983)
	Put Options — (0.0)%
	Financial Future Euro— 90 day (CME),
3	strike price $98,
	expires 3/16/09		(169)
2	strike price $98.25,
	expires 3/16/09		(175)
5	strike price $98.50,
	expires 3/16/09		(718)
	U.S. Treasury Notes 5 yr. Futures (CBOT),
5	strike price $118,
	expires 2/20/09		(4,258)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
2	strike price $124,
	expires 2/20/09		(3,281)
			(8,601)
	Total Options Written (premiums received-$197,891)		(754,584)
	Total Investments net of options written (cost-$169,327,746)	117.6%	139,601,410
	Other liabilities in excess of other assets	(17.6)%	(20,869,342)
	Net Assets	100.0%	$118,732,068

Notes to Schedule of Investments:

*	Unaudited
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,347,923, representing 2.00% of net assets.
(b)	Illiquid security.
(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after December 31, 2008.
(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable therafter.
(g)	Inflationary Bonds—Principal amount of security is adjusted for inflation.
(h)	All or partial amount segregated as collateral for futures contracts or swaps.
(i)	Non-income producing.
(j)	Security in default.
(k)	Fair-valued. Securities with an aggregate value of $485, representing less than 0.005% of net assets. See Note 1(a) in the Notes to Financial Statements.
(l)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:

ADR - American Depositary Receipt

AMBAC - insured by American Municipal Bond Assurance Corp.

CBOT - Chicago Board of Trade

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

€ - Euro

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2008.

GO - General Obligation Bond

LIBOR - London Inter-Bank Offered Rate

MBIA - insured by Municipal Bond Investors Assurance

MBS - Mortgage-Backed Securities

NR - Not Rated

OTC - Over-the-Counter

TBA - To Be Announced

VRN -

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2008.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:
Investments, at value (cost-$169,525,637)	$140,355,994
Cash (including foreign currency of $772,655 with as cost of $780,361)	2,831,731
Litigation receivable	1,450,549
Receivable for investments sold	1,018,598
Dividends and interest receivable	508,152
Unrealized appreciation on swaps	342,974
Receivable for terminated swaps	200,000
Premium for swaps purchased	183,865
Deposits with brokers for futures contracts collateral	102,000
Unrealized appreciation on forward foreign currency contracts	40,609
Tax reclaims receivable	31,958
Receivable for shares of beneficial interest sold	1,465
Prepaid expenses and other assets	34,433
Total Assets	147,102,328

Liabilities:
Payable for investments purchased	24,093,206
Unrealized depreciation on swaps	1,979,374
Options written, at value (premiums received-$197,891)	754,584
Deferred trustee’s retirement plan payable	359,524
Premium for swaps sold	348,765
Unrealized depreciation on forward foreign currency contracts	275,818
Payable for terminated swaps	264,801
Payable for shares of beneficial interest redeemed	89,734
Investment management fees payable	84,882
Payable for variation margin on future contracts	16,593
Accrued expenses	102,979
Total Liabilities	28,370,260
Net Assets	$118,732,068

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$48,544
Paid-in-capital in excess of par	164,420,655
Undistributed net investment income	2,598,359
Accumulated net realized loss on investments	(17,531,879)
Net unrealized depreciation of investments, options written, swaps, futures contracts and foreign currency transactions	(30,803,611)
Net Assets	$118,732,068
Shares outstanding	4,854,412
Net asset value, offering price and redemption price per share	$24.46

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF OPERATIONS

Year ended December 31, 2008

Investment Income:
Interest	$3,320,378
Dividends (net of foreign withholding taxes of $35,726)	1,800,660
Total Investment Income	5,121,038
Expenses:
Investment management fees	1,298,482
Custodian and accounting agent fees	116,514
Shareholder communications	70,343
Trustees’ fees and expenses	54,811
Audit and tax services	51,525
Transfer agent fees	29,532
Legal fees	18,000
Insurance expense	2,929
Miscellaneous	5,611
Total expenses	1,647,747
Less: investment management fees waived	(24,127)
custody credits earned on cash balances	(516)
Net expenses	1,623,104
Net investment income	3,497,934
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(16,864,336)
Options written	(373,320)
Swaps	(1,179,689)
Futures contracts	1,125,581
Foreign currency transactions	252,737
Net change in unrealized appreciation/depreciation of:
Investments	(38,216,006)
Options written	(301,311)
Swaps	(1,629,637)
Futures contracts	260,008
Foreign currency transactions	(424,240)
Net realized and change in unrealized loss on investments, options written, swaps, futures contracts and foreign currency transactions	(57,350,213)
Net decrease in net assets resulting from investment operations	$(53,852,279)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2008	2007

Investment Operations:
Net investment income	$3,497,934	$3,513,089
Net realized gain (loss) on investments, options written, swaps, futures contracts and foreign currency transactions	(17,039,027)	14,533,902
Net change in unrealized appreciation/depreciation of investments, options written, swaps, futures contracts and foreign currency transactions	(40,311,186)	(10,583,295)
Net increase (decrease) in net assets resulting from investment operations	(53,852,279)	7,463,696
Dividends and Distributions to Shareholders from:
Net investment income	(5,092,684)	(5,245,604)
Net realized gains	(14,227,485)	(17,689,623)
Total dividends and distributions to shareholders	(19,320,169)	(22,935,227)
Share Transactions:
Net proceeds from the sale of shares	1,271,991	1,989,040
Reinvestment of dividends and distributions	19,320,169	22,935,227
Cost of shares redeemed	(36,177,361)	(60,150,822)
Net decrease in net assets from share transactions	(15,585,201)	(35,226,555)
Total decrease in net assets	(88,757,649)	(50,698,086)
Net Assets:
Beginning of year	207,489,717	258,187,803
End of year (including undistributed net investment income of $2,598,359 and $4,629,955, respectively)	$118,732,068	$207,489,717
Shares Issued and Redeemed:
Issued	37,339	48,705
Issued in reinvestment of dividends and distributions	611,011	584,636
Redeemed	(1,166,069)	(1,485,460)
Net decrease	(517,719)	(852,119)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2008		2007	2006	2005	2004
Net asset value, beginning of year	$38.62		$41.48	$43.08	$42.73	$39.13
Investment Operations:
Net investment income	0.81		0.73	0.81	0.65	0.48
Net realized and change in unrealized gain (loss) on investments, options written, swaps, futures contracts and foreign currency transactions	(10.99)		0.48	2.96	1.55	3.70
Total from investment operations	(10.18)		1.21	3.77	2.20	4.18
Dividends and Distributions to Shareholders from:
Net investment income	(1.05)		(0.93)	(0.75)	(0.50)	(0.58)
Net realized gains	(2.93)		(3.14)	(4.62)	(1.35)	—
Total dividends and distributions to shareholders	(3.98)		(4.07)	(5.37)	(1.85)	(0.58)
Net asset value, end of year	$24.46		$38.62	$41.48	$43.08	$42.73
Total Return (1)	(28.69)%		2.76%	9.65%	5.28%	10.77%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$118,732		$207,490	$258,188	$329,661	$381,054
Ratio of expenses to average net assets (2)	1.00	%(3)	0.95%	0.95%	0.91%	0.92%
Ratio of net investment income to average net assets	2.16	%(3)	1.46%	1.75%	1.41%	1.09%
Portfolio turnover	200%		159%	151%	171%	111%

(1)          Assumes reinvestment of all dividends and distributions.

(2)          Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(O) in Notes to Financial Statements).

(3)          During the fiscal year ended December 31, 2008, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.02% and 2.14%, respectively.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NACM Small Cap Portfolio (formerly OpCap Small-Cap Portfolio), NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Managed Portfolio (the “Portfolio”), and OpCap Mid Cap Portfolio. At a meeting of the Board of Trustees of the Trust held on November 11, 2008, the Board approved the closing and termination of OpCap Balanced Portfolio and OpCap Equity Portfolio. The closings are expected to occur in April 2009. On January 15, 2009, shareholders of each Portfolio approved Allianz Global Investors Fund Management LLC (the “Investment Manager”) as the Trust’s investment manager replacing OpCap Advisors LLC. The Investment Manager is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s objective is to seek growth of capital. It seeks to meet its objective by investing in common stock, bonds, derivative instruments and cash equivalents, in varying percentages based on Oppenheimer Capital LLC’s (the “Sub-Adviser”) and Pacific Investment Management Company LLC’s (the “Fixed Income Sub-Adviser”) assessments of the relative outlook for such investments.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general idemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at December 31, 2008. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) and over-the-counter options are valued each business day by an independent pricing service or dealer quotations. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s NAV is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the NYSE on each day the NYSE is open for business.

(B)  Fair Value Measurement

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell as asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                 Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                 Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Fair Value Measurement (continued)

The following is a summary of the inputs used at December 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$ 68,755,062	$ 856,064
Level 2—Other Significant Observable Inputs	69,022,270	(1,904,738)
Level 3—Significant Unobservable Inputs	1,824,078	33,129
Total	$139,601,410	$(1,015,545)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at December 31, 2008, is as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 12/31/07	$2,128,785	$ 458
Net purchases (sales) and settlements	—	—
Accrued discounts (premiums)	—	—
Total realized and unrealized gain (loss)	(304,707)	32,671
Transfers in and/or out of Level 3	—	—
Ending balance, 12/31/08	$1,824,078	$33,129

(C)  Disclosures about Credit Derivatives

The Portfolio has adopted FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”), effective November 30, 2008. The amendments to FASB 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the disclosures within Footnote 3(c) in the Notes to the Financial Statements. See also “Swaps Agreements”—Note 1(K) for description of the nature of each credit derivative, maximum potential amount of future payments (undiscounted) the Portfolio could be required to make under the credit derivatives with sold protection and fair value of each credit derivative at December 31, 2008. Potential losses related to hybrid instruments that have embedded credit derivatives are limited to the initial cost of investments.

(D)  Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(D)  Investment Transactions and Investment Income (continued)

is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(E)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(F)  Dividends and Distributions to Shareholders

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(G)  Foreign Currency Translation

The Portfolio’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(H)  Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Portfolio may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(H)  Forward Foreign Currency Contracts (continued)

marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(I)  Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the relevant exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(J)  Option Transactions

The Portfolio may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategies. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Portfolio is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolio purchasing a security at a price different from the current market value.

(K)  Swap Agreements

The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(K)  Swap Agreements (continued)

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements—Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(K)  Swap Agreements (continued)

default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes (see 3(c)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2008 for which the Portfolio is the seller of protection are disclosed later in the Notes (see 3(c)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements—Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(K)  Swap Agreements (continued)

sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

(L)  When-Issued/Delayed-Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Portfolio does not participate in future gains and losses with respect to the security.

(M)  Repurchase Agreements

The Portfolio may enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(N)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(O)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(P)  Trustees’ Retirement Plan

The Trust offers defined benefits to certain independent Trustees through the OpCap Funds Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 1986, as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(P)  Trustees’ Retirement Plan (continued)

Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At December 31, 2008, the Portfolio’s payable in connection with the Plan was $359,524. A net expense related to the Plan of $8,586 is included in the Trustee expenses.

Summarized information for the Plan at the Trust level is as follows, based on the valuation performed on December 31, 2008:

Change in benefit obligation
Projected benefit obligation at beginning of year	$(527,281)
Benefits paid	30,511
Plan Amendment	(246,156)
Interest Cost	(28,753)
Actuarial gain/loss	(39,774)
Projected benefit obligation at end of year	$(811,453)
Fund status	$(811,453)
Accumulated benefit obligation/Accrued pension cost	$508,641

Projected benefit payments:
2009	$662,353
2010	$25,115
2011	$21,930
2012	$19,171
2013	$16,790
2014 to 2018	$57,495

Amounts anticipated to be recognized in expense for fiscal year ending 2009:
Net loss (gain)	$36,043
Prior service cost	246,156
$282,199

Determination of the projected benefit obligation was based on the following assumptions for the year ended December 31, 2008: discount rate of 4.00%; mortality rate based upon 1994 GAM for Males and Females. The Plan was amended November 1, 2008, to comply with the provisions of Section 409A of the Code. On or prior to December 31, 2008, participants can elect to receive a lump sum benefit. The additional projected benefit of $246,156 will be expensed in 2009.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio, has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

Investment Manager is contractually obligated to waive that portion of the management fee and to reimburse any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Manager has retained its affiliates, Oppenheimer Capital LLC (the “Sub-Adviser”) to manage the Portfolio’s equity investments and Pacific Investment Management Company LLC (the “Fixed income Sub-Adviser”) to manage the Portfolio’s fixed-income investments. The Investment Manager and not the Portfolio pays a portion of the fees it receives from the Portfolio to the Sub-Adviser and the Fixed Income Sub-Adviser in return for their services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2008, purchases and sales of securities, other than short-term securities and U.S. government obligations, aggregated $83,661,020 and $113,739,375, respectively. Purchases and sales in U.S. government obligations aggregated $268,397,303 and $261,109,603, respectively.

(a) Futures contracts outstanding at December 31, 2008:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation
Long: Euribor Future, March 2009	2	$680	3/16/09	$16,679
Euribor Future, June 2009	1	341	6/15/09	8,461
Financial Future British Pound—90 day, June 2009	23	4,066	6/17/09	127,500
Financial Future British Pound—90 day, March 2009	35	6,179	3/18/09	198,740
Financial Future British Pound—90 day, December 2009	1	176	12/16/09	4,780
Financial Future Euro—90 day	31	7,668	3/16/09	136,862
Financial Future Euro—90 day	42	10,381	6/15/09	186,900
Financial Future Euro—90 day	25	6,172	9/14/09	113,125
Financial Future Euro—90 day	7	1,725	12/14/09	33,338
Financial Future Euro—90 day	5	1,231	3/15/10	24,437
U.S. Treasury Notes 2 yr. Futures	3	654	3/31/09	4,094
U.S. Treasury Notes 5 yr. Futures	12	1,429	3/31/09	1,148
				$856,064

The Portfolio pledged $102,000 in cash as collateral for futures contracts.

(b) Transactions in options written for the year ended December 31, 2008:

	Contracts/ Notional Amount	Premiums
Options outstanding, December 31, 2007	9,000,022	$ 110,364
Options written	7,600,128	335,839
Options terminated in closing transactions	(10,400,000)	(131,134)
Options assigned	(20)	(15,071)
Options expired	(113)	(102,107)
Options outstanding, December 31, 2008	6,200,017	$ 197,891

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

(c) Credit default swap agreements:

Buy Protection swap agreements outstanding at December 31, 2008(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)(4)	Credit Spread(3)*	Termination Date	Payments (Paid) by Portfolio	Market Value(5)	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)

Morgan Stanley:
Dow Jones CDX IG-9 10 Year Index	$97	1.488%	12/20/17	(0.80)%	$4,983	$8,983	$(4,026)

Sell Protection swap agreements outstanding at December 31, 2008(2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)(4)	Credit Spread(3)*	Termination Date	Payments Received by Portfolio	Market Value(4)	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America:
GM Corp.	$100	79.336%	3/20/13	8.95%	$(73,359)	$—	$(73,060)
SLM Corp.	100	11.543%	3/20/09	4.55%	(1,487)	—	(1,335)

Barclays Bank:
Dow Jones CDX IG-9
5 Year Index 30-100%	292	0.531%	12/20/12	0.758%	1,949	—	2,023
General Electric
Capital Corp.	500	4.406%	3/20/11	0.62%	(38,577)	—	(38,474)
General Electric
Capital Corp.	400	4.011%	12/20/12	0.64%	(45,720)	—	(45,635)
Pemex	1,000	2.798%	7/20/11	0.83%	(47,562)	—	(43,804)

Citigroup:
Dow Jones CDX HY-8
Index 25-35%	500	7.724%	6/20/12	2.144%	(85,422)	—	(85,065)
General Electric
Capital Corp.	100	3.596%	3/20/14	3.85%	1,092	—	1,231
SLM Corp.	100	8.613%	3/20/13	4.85%	(11,241)	—	(11,079)
SLM Corp.	100	8.265%	12/20/13	5.00%	(10,978)	(14,250)	3,411

Deutsche Bank:
American Express	100	2.903%	3/20/13	1.75%	(4,252)	—	(4,194)
Dow Jones CDX IG-11
5 Year Index	200	1.95%	12/20/13	1.50%	(3,994)	(4,628)	700
Dow Jones CDX IG-9
5 Year Index 30-100%	292	0.531%	12/20/12	0.708%	1,403	—	1,472
General Electric
Capital Corp.	100	3.708%	12/20/13	4.75%	4,273	—	4,405
General Electric
Capital Corp.	100	3.708%	12/20/13	4.90%	4,886	—	5,254
GM Corp.	200	140.508%	12/20/09	5.00%	(140,114)	(114,000)	(25,836)

Goldman Sachs:
GM Corp.	100	79.336%	3/20/13	9.05%	(73,254)	—	(72,953)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

Sell Protection swap agreements outstanding at December 31, 2008(2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)(4)	Credit Spread(3)*	Termination Date	Payments Received by Portfolio	Market Value(4)	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)

Merrill Lynch & Co.:
Ford Motor Co.	100	98.50%	12/20/09	5.00%	$(57,487)	$(35,000)	$(22,348)
International Lease
Financial Corp.	100	8.34%	12/20/13	5.00%	(11,002)	(16,750)	5,887

Royal Bank of Scotland:
CIT Group	100	7.304%	3/20/13	5.17%	(6,843)	—	(6,671)
					$(597,689)	$(184,628)	$(406,071)

* Unaudited.

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2008 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Interest rate swap agreements outstanding at December 31, 2008:

			Rate Type			Upfront
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Market Value	Premiums (Paid) Received	Unrealized Appreciation (Depreciation)
Bank of America	$1,400	12/17/28	5.00%	3-Month	$(472,045)	$7,588	$(481,276)
				USD-LIBOR

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

			Rate Type			Upfront
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Market Value	Premiums (Paid) Received	Unrealized Appreciation (Depreciation)
Bank of America	200	12/17/38	5.00%	3-Month	$(90,707)	$1,063	$(92,005)
				USD-LIBOR
Barclays Bank	£400	3/20/09	6-Month	6.00%	(194)	3,016	(3,462)
			GBP-LIBOR
Barclays Bank	400	6/15/09	6-Month	5.00%	4,354	(11,781)	16,496
			GBP-LIBOR
Barclays Bank	BRL400	1/4/10	BRL-CDI-	11.36%	(2,724)	—	(2,724)
			Compounded
Barclays Bank	$400	12/16/10	3-Month	4.00%	9,072	468	8,604
			USD-LIBOR
Barclays Bank	200	6/17/11	3-Month	4.00%	8,978	7,316	1,662
			USD-LIBOR
Barclays Bank	1,000	12/17/38	5.00%	3-Month	(453,537)	27,240	(481,951)
				USD-LIBOR
BNP Paribas	€600	10/15/10	5-Year	2.09%	27,331	(426)	27,757
			French CPI Ex Tobacco Daily Reference Index
BNP Paribas	100	3/18/14	6-Month	4.50%	7,999	(1,507)	9,506
			EUR-LIBOR
Citigroup	$200	6/17/29	3.00%	3-Month	(4,525)	(17,070)	12,545
				USD-LIBOR
Credit Suisse First Boston	£100	6/15/09	6-Month GBP-LIBOR	5.00%	1,089	(2,366)	3,545
Credit Suisse First Boston	$400	6/17/24	4.00%	3-Month	(55,898)	(48,594)	(7,303)
				USD-LIBOR
Deutsche Bank	300	6/17/11	3-Month	4.00%	13,509	9,455	4,054
			USD-LIBOR
Deutsche Bank	300	6/17/29	3.00%	3-Month	(6,787)	(18,521)	11,733
				USD-LIBOR
Deutsche Bank	£200	12/15/36	4.00%	6-Month	(32,341)	55,143	(87,576)
				GBP-LIBOR
Deutsche Bank	$400	12/17/38	5.00%	3-Month	(181,415)	3,640	(185,524)
				USD-LIBOR
Goldman Sachs	£800	6/15/09	6-Month	5.00%	8,708	(18,305)	27,915
			GBP-LIBOR
Goldman Sachs	1,900	6/19/09	6-Month	6.00%	35,639	(6,698)	45,094
			GBP-LIBOR
Goldman Sachs	BRL100	1/4/10	BRL-CDI-	11.465%	(580)	—	(580)
			Compounded

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

			Rate Type			Upfront
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Market Value	Premiums (Paid) Received	Unrealized Appreciation (Depreciation)
Goldman Sachs	€100	3/30/12	5-Year	1.96%	$3,002	$—	$3,002
			French CPI Ex Tobacco Daily Reference Index
Goldman Sachs	£100	12/15/36	5.50%	6-Month	(54,496)	(13,717)	(40,925)
				GBP-LIBOR
HSBC Bank	100	9/15/13	6-Month	5.10%	11,814	(248)	11,741
			GBP-LIBOR
HSBC Bank	100	12/15/36	4.00%	6-Month	(16,171)	12,808	(29,025)
				GBP-LIBOR
Merrill Lynch & Co.	BRL300	1/4/10	BRL-CDI-	11.43%	(1,839)	—	(1,839)
			Compounded
Merrill Lynch & Co.	200	1/4/10	BRL-CDI-	12.948%	1,621	174	1,447
			Compounded
Merrill Lynch & Co.	$600	6/17/11	3-Month	4.00%	27,017	13,524	13,493
			USD-LIBOR
Merrill Lynch & Co.	BRL400	1/2/12	BRL-CDI-	11.98%	(1,220)	—	(1,220)
			Compounded
Merrill Lynch & Co.	300	1/2/12	BRL-CDI-	12.54%	786	(2,008)	2,794
			Compounded
Merrill Lynch & Co.	£200	12/15/35	4.00%	6-Month	(18,673)	458	(19,130)
				GBP-LIBOR
Merrill Lynch & Co.	$100	12/17/38	5.00%	3-Month	(45,354)	(12,065)	(33,483)
				USD-LIBOR
Morgan Stanley	BRL100	1/4/10	BRL-CDI-	12.67%	292	(147)	439
			Compounded
Morgan Stanley	400	1/4/10	BRL-CDI-	12.78%	2,563	426	2,137
			Compounded
Morgan Stanley	$500	6/17/10	3-Month	4.00%	12,971	(1,343)	14,314
			USD-LIBOR
Royal Bank of Scotland	£400	3/20/09	6-Month	6.00%	(194)	3,214	(3,661)
			GBP-LIBOR
Royal Bank of Scotland	$700	6/17/10	3-Month	4.00%	18,160	(1,642)	19,801
			USD-LIBOR

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

			Rate Type			Upfront
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Market Value	Premiums (Paid) Received	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland	€100	3/28/12	5-Year	1.955%	$2,370	$—	$2,370
			French CPI Ex Tobacco Daily Reference Index
Royal Bank of Scotland	£100	3/18/14	6-Month	5.25%	13,920	(78)	13,999
			GBP-LIBOR
Royal Bank of Scotland	$100	12/17/28	5.00%	3-Month	(33,718)	708	(34,543)
				USD-LIBOR
Royal Bank of Scotland	£100	12/15/36	4.00%	6-Month	(16,171)	21,406	(37,624)
				GBP-LIBOR
UBS	BRL100	1/4/10	BRL-CDI-	12.41%	285	(173)	458
			Compounded
UBS	AUD100	3/15/10	3-Month	7.50%	2,997	(278)	3,275
			Australian Bank Bill
UBS	1,600	6/15/10	3-Month	7.00%	41,419	5,119	36,300
			Australian Bank Bill
UBS	500	3/15/11	6-Month	7.50%	26,226	2,116	24,110
			Australian Bank Bill
UBS	BRL400	1/2/12	BRL-CDI-	10.575%	(8,213)	(7,170)	(1,043)
			Compounded
					$(1,214,680)	$10,745	$(1,226,303)

AUD - Australian Dollar

BRL - Brazilian Real

CDI - Inter-bank Deposit Certificate

CPI - Consumer Price Index

EUR/€ - Euro

GBP/£ - British Pound

LIBOR - London Inter-Bank Offered Rate

(e) Forward foreign currency contracts outstanding at December 31, 2008:

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value December 31, 2008	Unrealized Appreciation (Depreciation)
Purchased:
1,016,514 Brazilian Real settling 6/2/09	Royal Bank of Canada	$534,304	$415,216	$(119,088)
466,036 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	72,000	67,105	(4,895)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value December 31, 2008	Unrealized Appreciation (Depreciation)
1,625,264 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	$251,300	$234,023	$(17,277)
430,248 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	66,000	61,952	(4,048)
642,612 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	99,700	92,530	(7,170)
7,200 Euro settling 1/13/09	Credit Suisse First Boston	10,094	10,005	(89)
20,300 Euro settling 1/13/09	Barclays Bank	26,915	28,208	1,293
14,841 Euro settling 1/13/09	BNP Paribas Bank	21,294	20,622	(672)
12,300 Euro settling 1/13/09	Deutsche Bank	16,722	17,091	369
16,619 Euro settling 1/13/09	HSBC Bank USA	23,142	23,094	(48)
8,200 Euro settling 1/13/09	Morgan Stanley	10,865	11,394	529
206,300,000 Indonesian Rupiah settling 3/31/09	Barclays Bank	20,000	18,287	(1,713)
217,300,000 Indonesian Rupiah settling 3/31/09	Citigroup	20,959	19,262	(1,697)
102,400,000 Indonesian Rupiah settling 3/31/09	Deutsche Bank	10,000	9,077	(923)
112,100,000 Indonesian Rupiah settling 3/31/09	HSBC Bank USA	10,000	9,937	(63)
508,200 Indian Rupee settling 4/9/09	Bank of America	10,000	10,350	350
1,353,826 Indian Rupee settling 4/9/09	Barclays Bank	26,958	27,571	613
500,000 Indian Rupee settling 4/9/09	Citigroup	10,000	10,183	183
504,000 Indian Rupee settling 4/9/09	Deutsche Bank	10,000	10,264	264
1,000,334 Indian Rupee settling 4/9/09	HSBC Bank USA	20,000	20,372	372
464,000 Japanese Yen settling 1/8/09	Barclays Bank	4,870	5,119	249
373,000 Japanese Yen settling 1/8/09	BNP Paribas Bank	3,867	4,115	248
450,000 Japanese Yen settling 1/8/09	Citigroup	4,736	4,964	228
910,000 Japanese Yen settling 1/8/09	UBS	9,549	10,039	490

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value December 31, 2008	Unrealized Appreciation (Depreciation)
2,700 Kuwaiti Dinar settling 4/16/09	HSBC Bank USA	$10,343	$9,605	$(738)
13,925 Malaysian Ringgit settling 2/12/09	Barclays Bank	3,934	4,019	85
35,160 Malaysian Ringgit settling 4/14/09	Citigroup	10,000	10,144	144
30,000 Malaysian Ringgit settling 2/12/09	Deutsche Bank	8,600	8,659	59
36,045 Malaysian Ringgit settling 4/14/09	HSBC Bank USA	10,000	10,399	399
224,482 Malaysian Ringgit settling 2/12/09	JPMorgan Chase	69,000	64,793	(4,207)
600,000 Philippines Peso settling 2/6/09	Deutsche Bank	12,448	12,569	121
935,050 Philippines Peso settling 2/6/09	JPMorgan Chase	20,407	19,587	(820)
98,000 Russian Ruble settling 5/6/09	JPMorgan Chase	4,097	2,851	(1,246)
18,300 Saudi Riyal settling 4/16/09	HSBC Bank USA	4,949	4,873	(76)
18,000 Saudi Riyal settling 4/16/09	JPMorgan Chase	4,864	4,793	(71)
72,965 Singapore Dollar settling 4/14/09	Citigroup	50,000	50,569	569
29,396 Singapore Dollar settling 1/16/09	Deutsche Bank	20,000	20,396	396
44,301 Singapore Dollar settling 4/14/09	Deutsche Bank	30,000	30,703	703
14,627 Singapore Dollar settling 4/14/09	HSBC Bank USA	10,000	10,137	137
14,464 Singapore Dollar settling 7/30/09	HSBC Bank USA	10,000	10,022	22
19,845 Singapore Dollar settling 4/14/09	Royal Bank of Scotland PLC	13,501	13,753	252
14,793 Singapore Dollar settling 4/14/09	UBS	10,000	10,253	253
18,000 United Arab Emirates Dirham settling 4/16/09	Barclays Bank	4,992	4,879	(113)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value December 31, 2008	Unrealized Appreciation (Depreciation)
17,900 United Arab Emirates Dirham settling 4/16/09	HSBC Bank USA	$4,963	$4,852	$(111)

Sold:
87,900 Australian Dollar settling 1/22/09	Citigroup	56,928	61,167	(4,239)
377,344 Brazilian Real settling 2/3/09	Barclays Bank	169,368	159,964	9,404
18,832 Brazilian Real settling 2/3/09	Citigroup	8,000	7,983	17
574,417 Brazilian Real settling 6/2/09	JPMorgan Chase	231,060	234,632	(3,572)
128,374 Brazilian Real settling 2/3/09	UBS	54,438	54,420	18
207,493 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	29,000	29,877	(877)
205,627 Chinese Yuan Renminbi settling 7/15/09	Citigroup	29,000	29,608	(608)
519,515 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	73,800	74,805	(1,005)
77,198 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	10,814	11,116	(302)
201,170 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	28,115	28,967	(852)
77,000 Euro settling 1/13/09	Morgan Stanley	98,498	106,995	(8,497)
461,000 Euro settling 1/13/09	Royal Bank of Scotland PLC	582,261	640,582	(58,321)
482,000 Great Britain Pound settling 1/13/09	Citigroup	714,498	692,840	21,658
638,100,000 Indonesian Rupiah settling 3/31/09	Barclays Bank	44,622	56,563	(11,941)
790,350 Indian Rupee settling 4/9/09	Barclays Bank	15,000	16,096	(1,096)
665,301 Indian Rupee settling 4/9/09	Deutsche Bank	12,697	13,549	(852)
2,410,709 Indian Rupee settling 4/9/09	JPMorgan Chase	46,000	49,095	(3,095)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value December 31, 2008	Unrealized Appreciation (Depreciation)
2,219,776 Japanese Yen settling 1/8/09	Credit Suisse First Boston	$23,000	$24,489	$(1,489)
2,700 Kuwaiti Dinar settling 4/16/09	HSBC Bank USA	9,441	9,605	(164)
51,049 Malaysian Ringgit settling 2/12/09	Barclays Bank	14,200	14,734	(534)
54,382 Malaysian Ringgit settling 2/12/09	Citigroup	15,000	15,697	(697)
71,205 Malaysian Ringgit settling 4/14/09	Citigroup	19,556	20,543	(987)
76,492 Malaysian Ringgit settling 2/12/09	Deutsche Bank	21,049	22,078	(1,029)
40,202 Malaysian Ringgit settling 2/12/09	HSBC Bank USA	11,047	11,604	(557)
46,281 Malaysian Ringgit settling 2/12/09	JPMorgan Chase	12,800	13,358	(558)
1,535,050 Philippines Peso settling 2/6/09	Citigroup	29,583	32,156	(2,573)
98,000 Russian Ruble settling 5/6/09	UBS Warburg LLC	4,035	2,851	1,184
18,300 Saudi Riyal settling 4/16/09	HSBC Bank USA	4,851	4,872	(21)
18,000 Saudi Riyal settling 4/16/09	JPMorgan Chase	4,771	4,793	(22)
14,464 Singapore Dollar settling 7/30/09	Bank of America	9,554	10,022	(468)
18,477 Singapore Dollar settling 1/16/09	Barclays Bank	12,532	12,820	(288)
43,285 Singapore Dollar settling 4/14/09	Barclays Bank	28,638	29,999	(1,361)
27,308 Singapore Dollar settling 4/14/09	Citigroup	18,000	18,926	(926)
10,919 Singapore Dollar settling 1/16/09	HSBC Bank USA	7,130	7,576	(446)
67,105 Singapore Dollar settling 4/14/09	HSBC Bank USA	44,144	46,507	(2,363)
28,833 Singapore Dollar settling 4/14/09	JPMorgan Chase	19,000	19,983	(983)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(3)  Investments in Securities (continued)

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value December 31, 2008	Unrealized Appreciation (Depreciation)
18,000 United Arab Emirates Dirham settling 4/16/09	Barclays Bank	$4,871	$4,879	$(8)
17,900 United Arab Emirates Dirham settling 4/16/09	HSBC Bank USA	4,830	4,852	(22)
				$(235,209)

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31, were:

	2008	2007
Ordinary Income	$ 6,127,460	$11,459,980
Long-Term Capital Gains	13,192,709	11,475,247

At December 31, 2008, the tax character of distributable earnings of $2,832,484 was comprised entirely of ordinary income.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses of $4,604,846, arising after October 31, 2008. Such losses are treated for tax purposes as arising on January 1, 2009.

For the year ended December 31, 2008, permanent “book-tax” differences were primarily attributable to the differing treatment of foreign currency transactions, swap payments and paydowns. These adjustments were to decrease undistributed net investment income and accumulated net realized loss on investments by $436,846.

Net investment income and net realized losses differ for financial statement and federal income tax purposes primarily due to the treatment of amounts received under swap agreements. For year ended December 31, 2008, the Portfolio received $1,119,978 from swap agreements, which are treated as net realized loss for financial statement purposes and as net investment loss for federal income tax purposes.

At December 31, 2008, the Portfolio had a capital loss carryforward of $11,998,968 which will expire in 2016, available as a reduction, to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

The cost basis of portfolio securities for federal income tax purposes is $169,953,802. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $2,290,523, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $31,888,331, net unrealized depreciation for federal income tax purposes is $29,597,808. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5)  Market and Credit Risk

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(5)  Market and Credit Risk (continued)

orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements, and securities transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of prepaid expenses and other assets on the Statement of Assets and Liabilities and net change in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. As a result of the early terminated swap contracts, the Portfolio realized losses which decreased NAV by $0.02 per share.

The Fixed Income Sub-Adviser has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, the Fixed Income Sub-Adviser has terminated the trades and has obtained quotations from brokers for replacement trades.

(6)  Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing”, arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investor adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U. S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager, Sub-Adviser and the Fixed Income Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Managed Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of
Trustees of Premier VIT—OpCap Managed Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Managed Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2009

Premier VIT
OpCap Managed Portfolio
(unaudited)

Federal Tax Information

The Portfolio paid ordinary income dividends of $1.26287 per share and long-term capital gains of $2.719 per share during the year ended December 31, 2008.

Special Shareholder Meeting Results:

On January 15, 2009, a special meeting of shareholders of the Trust was held to consider the following proposals as described below. Each proposal was approved by shareholders in accordance with the voting results as follows:

Proposal I

The election of nominees Paul Belica, Robert E. Connor, Hans W. Kertess, William B. Ogden, IV, R. Peter Sullivan III, Diana L. Taylor and John C. Maney (interested) as Trustees of the Trust.

	Affirmative	Withheld Authority
Election of Paul Belica	14,593,310	924,659
Election of Robert E. Connor	14,691,964	826,004
Election of Hans W. Kertess	14,689,349	828,620
Election of John C. Maney	14,720,642	797,327
Election of William B. Ogden	14,678,145	839,824
Election of Peter Sullivan III	14,687,990	829,979
Election of Diana L. Taylor	14,687,463	830,506

		For	Against	Abstain
Proposal II	An amendment to the Declaration of Trust to delete the maximum number of Trustees to serve on the Board and the President of the Trust must be a member of the Board	13,063,858	1,487,434	966,677

Proposal III	Approval by the Trust of a new investment advisory agreement for the Portfolio with Allianz Global Investors Fund Management LLC.	3,985,573	218,515	322,593

Proposal IV	Approval by the Portfolio of a new portfolio management agreement between Allianz Global Investors Fund Management LLC and Oppenheimer Capital LLC.	3,992,539	189,460	344,682

Proposal VII	Approval by the Portfolio of a new portfolio management agreement between Allianz Global Investors Fund Management LLC and Pacific Investment Management Company LLC.	4,006,129	167,206	353,346

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF THE
ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Portfolio Management Agreements (the “Sub-Advisory Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on October 30, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory and Sub-Advisory Agreements. The Trustees also met on September 10, 2008 for the specific purpose of considering whether to approve the interim Portfolio Management Agreement (the “Interim Agreement” and together with the Sub-Advisory Agreements and the Advisory Agreement, the “Agreements”) between OpCap Advisers and NACM with respect to the Small Cap Portfolio, for a maximum period of 150 days starting from September 10, 2008, pending shareholder approval of the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that 1) the Interim Agreement should be approved for an interim period according to its terms and 2) the Advisory and the Sub-Advisory Agreements should be approved. The Agreements were approved by shareholders at a special meeting of the shareholders held on January 15, 2009.

In determining to approve the Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $42 billion as of September 30, 2008 and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF THE
ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited) (continued)

Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper. The Trustees considered that potential economies of scale were not a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees noted that the Portfolio had underperformed its Lipper median and average peer group for the three-month, year-to-date, one-year, three-year, five-year and the ten-year periods but had outperformed the Lipper average peer group for the one-month period ended September 30, 2008. The Trustees also noted that the Portfolio’s expense ratio was above the Lipper average and median for its peer group.

The Trustees considered the estimated profitability analysis. They noted that Allianz Global Investors of America L.P. does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Date of Birth, Position(s) Held with the Trust,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105.

Hans W. Kertess
Date of Birth: 7/12/39

Chairman of the Board of Trustees since: 2009

Trustee since: 2009

Trustee/Director of 47 funds in Fund Complex;

Trustee/Director of no funds outside of Fund Complex

President, H. Kertess & Co., a financial advisory company; Formerly, Managing Director, Royal Bank of Canada Capital Markets.

Paul Belica Date of Birth: 9/27/21 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.

Robert E. Connor Date of Birth: 9/17/34 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.

William B. Ogden, IV Date of Birth: 1/11/45 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex	Asset Management Industry Consultant; Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.

R. Peter Sullivan III Date of Birth: 9/4/41 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.

Diana L. Taylor Date of Birth: 2/16/55 Trustee since 2009 Trustee/Director of 43 funds in Fund Complex Trustee/Director of Brookfield Properties Corporation and Sotheby’s	Managing Director, Wolfensohn & Co., 2007-present; Superintendent Of Banks, State of New York, 2003-2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with the Trust,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

John C. Maney† Date of Birth: 8/3/59 Trustee since 2009 Trustee/Director of 81 funds in Fund Complex Trustee/Director of no funds outside the Fund Complex

Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001).

†

Mr. Maney is an “interested person” of the Trust due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director, Chief Operating Officer and Chief Financial Officer, Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts LLC and Allianz Global Investors NY Holdings LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partner LLC; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc.; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

Further information about Trust’s Trustees is available in the Trust’s Statement of Additional Information, dated May 1, 2008, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
OFFICERS

(unaudited)

Name, Date of Birth, Position(s) Held with the Trust.	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel Date of Birth: 11/14/64 President & Chief Executive Officer since: 2002 Trustee: 2004-2009

Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting officer of 35 funds in the Fund Complex; Assistant Treasurer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Executive Vice President, Senior Counsel, Allianz Global Investors of America L.P.; Executive Vice President and Chief Legal Officer, Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC; Vice President, Secretary and Chief Legal Officer of 81 funds in the Fund Complex; Secretary and Chief Legal Officer of the Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 81 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments (2002-2005).

Richard J. Cochran Date of Birth: 1/23/61 Assistant Treasurer since: 2008

Vice President, Allianz Global Investors Fund Management LLC, Assistant Treasurer of 81 funds in the Funds Complex. Formerly, Tax Manager, Teacher Insurance Annuity Association/College Retirement Equity Fund (2002-2008).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., Chief Compliance Officer of 81 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Premier VIT
OFFICERS
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with the Trust.	Principal Occupation(s) During Past 5 Years:

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen A. Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 81 funds in the Fund Complex; Manager IIG Advisory Law, Morgan Stanley (2004-2005); The Prudential Insurance Company of America and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 81 funds in the Fund Complex and The Korea Fund, Inc. formerly Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Officers

Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Fixed Income Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust
225 Franklin Street
Boston, MA 02110

Transfer Agent
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

Investors should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Premier VIT

OpCap Mid Cap Portfolio

Annual Report
December 31, 2008

2008 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the Annual Report for Premier VIT—OpCap Mid Cap Portfolio (the “Portfolio”) for the fiscal year ended December 31, 2008.

A massive constriction of credit led to widespread de-leveraging during the second half of 2008. This forced the mass liquidations of U.S. equities, creating a highly adverse environment for stock investing. As a result, U.S. stocks suffered deep and broad-based declines and a global recession ensued. Reflecting the depth of the U.S. market’s decline, the S&P 500 Index fell 37.0% and the technology-heavy NASDAQ Composite dropped 40.5% for the year. Mid cap stocks, as represented by the S&P 400 Mid-Cap Index, declined 36.23% for the year.

To boost confidence and reduce the depth of the recession, the Federal Reserve reduced benchmark interest rates to a historic low target range and announced plans to purchase approximately $500 billion in mortgage-backed securities. The incoming Obama administration promised robust federal stimulus.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, July 1, 2008 to December 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the column entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

•        The investment objective of the Mid Cap Portfolio is long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing with market capitalizations primarily between $500 million and $15 billion.

•        U.S. stocks experienced deep and broad-based declines in an economic retrenchment, the likes of which have not been seen in decades. Investor concerns early in the period over higher oil prices and economic slowing were overshadowed in September by the failures of high-profile financial institutions.

•        Fund holdings in financials contributed significantly to declines. Life insurance stocks sustained their worst month in a decade during the period as the value of insurers’ stock and bond reserves declined. The Portfolio’s position in Genworth Financial weakened in this environment. In addition to portfolio losses, insurer Genworth Financial reported losses from coverage of U.S. mortgage capital. Shares of real estate investment trust CapitalSource fell as higher provisions for bad loans and a drop in interest income resulted in lower quarterly profits that missed analysts’ consensus view.

•        In industrials, a slowing economy dampened employment activity. This sent shares of Monster Worldwide lower on declining profits due to fewer help-wanted listings on the firm’s online recruiting site. Shares of engineering firms McDermott International and Foster Wheeler fell along with crude oil prices. Both work on infrastructure projects for the petroleum industry. McDermott sales came in lower than analyst forecasts. Foster Wheeler officials told an industry conference audience that the company’s project backlog is solid and not dependent on record crude oil prices.

•        Stock selection in energy companies helped performance relative to the benchmark. While shares of exploration and production companies and oilfield services firms fell en masse with declining crude oil prices, shares of Petrohawk advanced for the period. The company’s exposure to oil shale reserves in Louisiana and Arkansas contributed significantly to share price gains in the first half of the year. Comstock Resources shares declined for the period but contributed positively to performance due to the company’s primary focus on natural gas and a strategy of growth through acquisitions.

Total Returns for the periods ended 12/31/08 (*Average Annual Total Return)

	1 year	5 year *	10 year *
OpCap Mid Cap Portfolio	(41.67)%	(0.39)%	7.00%
S&P 400 Mid-Cap Index†	(36.23)%	(0.08)%	4.46%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assume reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

†  It is not possible to invest directly in an index.

Shareholder Expense Example for the period ended 12/31/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$ 601.40	$4.03
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.89	$5.02

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/08
(% of net assets)

Oil & Gas	8.8%
Healthcare & Hospitals	7.0%
Drugs & Medical Products	7.0%
Insurance	7.0%
Financial Services	6.9%
Real Estate (REIT)	5.4%
Retail	5.1%
Utilities	4.4%
Consumer Staples	4.1%
Transportation	3.9%

2008 Annual Report

Premier VIT

OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008

Shares		Value
	COMMON STOCK — 85.7%
	Aerospace/Defense — 0.6%
32,500	Spirit Aerosystems Holdings, Inc., Class A (a)	$330,525

	Airlines — 2.2%
66,100	Continental Airlines, Inc., Class B (a)	1,193,766

	Automotive — 0.4%
36,100	Goodyear Tire & Rubber Co. (a)	215,517

	Building/Construction — 0.9%
47,000	Centex Corp.	500,080

	Capital Goods — 1.7%
79,600	Nalco Holding Co.	918,584

	Commercial Services — 1.2%
22,900	Weight Watchers International, Inc.	673,718

	Consumer Discretionary — 1.2%
8,600	Apollo Group, Inc., Class A (a)	658,932

	Consumer Staples — 4.1%
8,700	Clorox Co.	483,372
31,400	Lorillard, Inc.	1,769,390
		2,252,762
	Drugs & Medical Products — 7.0%
26,300	Biogen Idec, Inc. (a)	1,252,669
50,600	Pharmaceutical Product Development, Inc.	1,467,906
18,500	United Therapeutics Corp. (a)	1,157,175
		3,877,750
	Electronics — 3.6%
15,200	Ametek, Inc.	459,192
64,800	Amphenol Corp., Class A	1,553,904
		2,013,096
	Entertainment — 2.2%
101,500	International Game Technology	1,206,835

	Financial Services — 6.9%
60,112	Ameriprise Financial, Inc.	1,404,216
37,900	Assured Guaranty Ltd. (Bermuda)	432,060
276,897	Genworth Financial, Inc., Class A	783,619
6,700	Prosperity Bancshares, Inc.	198,253
29,700	TCF Financial Corp.	405,702
24,300	Zions Bancorporation	595,593
		3,819,443
	Healthcare & Hospitals — 7.0%
35,000	DaVita, Inc. (a)	1,734,950
28,200	Health Net, Inc. (a)	307,098
28,600	Laboratory Corp. of America Holdings (a)	1,842,126
		3,884,174
	Insurance — 7.0%
26,910	Assurant, Inc.	807,300
23,300	Reinsurance Group of America, Inc. (Bermuda)	997,706
28,095	RenaissanceRe Holdings Ltd. (Bermuda)	1,448,578
14,700	Stancorp Financial Group, Inc.	614,019
		3,867,603
	Machinery — 0.7%
15,880	Joy Global, Inc.	363,493

	Materials & Processing — 3.3%
11,200	PPG Industries, Inc.	475,216
9,280	Precision Castparts Corp.	551,974
25,200	Weyerhaeuser Co.	771,372
		1,798,562
	Multi-Media — 1.2%
59,000	World Wrestling Entertainment, Inc., Class A	653,720

	Oil & Gas — 8.8%
11,065	Comstock Resources, Inc. (a)	522,821
31,200	Energy Transfer Partners L.P.	1,061,112
81,384	EXCO Resources, Inc. (a)	737,339
27,200	National-Oilwell Varco, Inc. (a)	664,768

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Shares			Value
	COMMON STOCK (continued)
	Oil & Gas (continued)
27,841	PetroHawk Energy Corp. (a)		$435,155
13,200	Range Resources Corp.		453,948
39,400	Vectren Corp.		985,394
			4,860,537
	Real Estate (REIT) — 5.4%
39,249	Annaly Capital Management, Inc.		622,882
71,805	CapitalSource, Inc.		331,739
59,400	Macerich Co.		1,078,704
33,200	Nationwide Health Properties, Inc.		953,504
			2,986,829
	Retail — 5.1%
21,100	Advance Auto Parts, Inc.		710,015
16,667	Bed Bath & Beyond, Inc. (a)		423,675
16,905	Darden Restaurants, Inc.		476,383
22,100	PetSmart, Inc.		407,745
38,500	TJX Cos., Inc.		791,945
			2,809,763
	Semi-conductors — 3.3%
63,800	ASML Holding NV (Netherlands)		1,152,866
29,900	KLA-Tencor Corp.		651,521
			1,804,387
	Technology — 3.1%
136,683	NVIDIA Corp. (a)		1,103,032
23,900	Pitney Bowes, Inc.		608,972
			1,712,004
	Telecommunications — 0.5%
41,200	Ciena Corp. (a)		276,040

	Transportation — 3.9%
22,165	Union Pacific Corp.		1,059,487
76,500	UTI Worldwide, Inc.		1,097,010
			2,156,497
	Utilities — 4.4%
25,300	Allegheny Energy, Inc.		856,658
24,000	NRG Energy, Inc. (a)		559,920
14,900	PG&E Corp.		576,779
12,800	SCANA Corp.		455,680
			2,449,037
	Total Common Stock (cost-$58,026,374)		47,283,654

	EXCHANGE-TRADED FUND — 1.8%
27,700	iShares Dow Jones U.S. Technology Sector Index Fund (cost-$1,536,825)		981,688

	Total Investments (cost-$59,563,199) —	87.5%	48,265,342

	Other assets less liabilities	12.5%	6,903,564

	Net Assets	100.0%	$55,168,906

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:
Investments, at value (cost-$59,563,199)	$48,265,342
Cash	6,945,730
Receivable for shares of beneficial interest sold	59,656
Dividends receivable	59,349
Prepaid expenses	2,559
Total Assets	55,332,636

Liabilities:
Payable for shares of beneficial interest redeemed	90,025
Investment advisory fees payable	37,927
Deferred trustees’ retirement plan payable	1,678
Accrued expenses	34,100
Total Liabilities	163,730
Net Assets	$55,168,906

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$63,715
Paid-in-capital in excess of par	91,876,239
Undistributed net investment income	346,717
Accumulated net realized loss	(25,819,908)
Net unrealized depreciation of investments	(11,297,857)
Net Assets	$55,168,906
Shares outstanding	6,371,468
Net asset value, offering price and redemption price per share	$8.66

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2008

Investment Income:
Dividends (net of foreign withholding taxes of $10,909)	$985,785
Interest	83,597
Total investment income	1,069,382

Expenses:
Investment advisory fees	588,506
Custodian and accounting agent fees	45,615
Shareholder communications	19,976
Audit and tax services	19,686
Trustees’ fees and expenses	18,960
Transfer agent fees	15,516
Legal fees	10,958
Insurance expense	1,264
Miscellaneous	3,482
Total expenses	723,963
Less: custody credits earned on cash balances	(1,245)
Net expenses	722,718
Net investment income	346,664
Realized and Change in Unrealized Loss:
Net realized loss on:
Investments	(24,581,743)
Options written	(172,152)
Foreign currency transactions	(3,808)
Net change in unrealized appreciation/depreciation of investments	(12,552,892)
Net realized and change in unrealized loss on investments, options written and foreign currency transactions	(37,310,595)
Net decrease in net assets resulting from investment operations	$(36,963,931)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2008	2007
Investment Operations:
Net investment income	$346,664	$349,431
Net realized gain (loss) on investments, options written and foreign currency transactions	(24,757,703)	6,730,350
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	(12,552,892)	(1,984,404)
Net increase (decrease) in net assets resulting from investment operations	(36,963,931)	5,095,377
Dividends and Distributions to Shareholders from:
Net investment income	(305,171)	(113,278)
Net realized gains	(7,404,447)	(2,096,125)
Total dividends and distributions to shareholders	(7,709,618)	(2,209,403)
Share Transactions:
Net proceeds from the sale of shares	102,695,811	69,577,400
Reinvestment of dividends and distributions	7,709,618	2,209,403
Cost of shares redeemed	(90,747,378)	(63,634,569)
Net increase in net assets from share transactions	19,658,051	8,152,234
Total increase (decrease) in net assets	(25,015,498)	11,038,208
Net Assets:
Beginning of year	80,184,404	69,146,196
End of year (including undistributed net investment income of $346,717 and $319,534, respectively)	$55,168,906	$80,184,404
Shares Issued and Redeemed:
Issued	7,555,223	4,251,479
Issued in reinvestment of dividends and distributions	523,751	133,901
Redeemed	(6,654,886)	(3,877,085)
Net increase	1,424,088	508,295

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Mid Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2008	2007	2006		2005		2004
Net asset value, beginning of year	$16.21	$15.58	$15.93		$14.29		$14.27
Investment Operations:
Net investment income (loss)	0.04	0.08	0.03		(0.05)		(0.07)
Net realized and change in unrealized gain (loss) on investments, options written and foreign currency transactions	(6.24)	1.06	1.89		2.29		2.78
Total from investment operations	(6.20)	1.14	1.92		2.24		2.71
Dividends and Distributions to Shareholders from:
Net investment income	(0.05)	(0.03)	—		—		(0.02)
Net realized gains	(1.30)	(0.48)	(2.27)		(0.60)		(2.67)
Total dividends and distributions to shareholders	(1.35)	(0.51)	(2.27)		(0.60)		(2.69)
Net asset value, end of year	$8.66	$16.21	$15.58		$15.93		$14.29
Total Return (1)	(41.67)%	7.23%	13.06%		16.18%		19.34%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$55,169	$80,184	$69,146		$9,949		$9,861
Ratio of expenses to average net assets (2)	0.98%	0.99%	1.01	%(3)	1.07	%(3)	1.03	%(3)
Ratio of net investment income (loss) to average net assets	0.47%	0.46%	0.31	%(3)	(0.32	)%(3)	(0.47	)%(3)
Portfolio Turnover	182%	140%	100%		66%		60%

(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(I) in Notes to Financial Statements).
(3)

During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.03% and 0.29%, respectively, for the year ended December 31, 2006; 1.54% and (0.79)%, respectively for the year ended December 31, 2005 and 1.30% and (0.74)%, respectively for the year ended December 31, 2004.

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NACM Small Cap Portfolio (formerly OpCap Small Cap Portfolio), NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio (the “Portfolio”). At a meeting of the Board of Trustees of the Trust held on November 11, 2008, the Board approved the closing and termination of the OpCap Balanced Portfolio and the OpCap Equity Portfolio. On January 15, 2009, shareholders of each Portfolio approved Allianz Global Investors Fund Management LLC (the “Investment Manager”) as the Trust’s Investment Manager replacing OpCap Advisors LLC. Prior to January 15, 2009, OpCap Advisors LLC served as the Trust’s Investment Manager. The Investment Manager is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s investment objective is long-term capital appreciation. It seeks to meets its objective, under normal conditions, by investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes in equity securities of companies with market capitalization between $500 million and $15 billion at the time of purchase that Oppenheimer Capital LLC (“the Sub-Adviser”) believes are under valued in the market place.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at December 31, 2008. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

and cash flows. FSP is effective for fiscal years beginning after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. The Portfolio’s management has determined that the FSP has no material impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurement

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                  Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Fair Value Measurement (continued)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$48,265,342
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—
Total	$48,265,342

(C)  Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E)  Dividends and Distributions to Shareholders

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(F)  Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Foreign Currency Translation (continued)

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, call options written and foreign currency transactions. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(G)  Option Transactions

The Portfolio may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategies. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Portfolio is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolio purchasing a security at a price different from the current market value.

(H)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(I)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(J) Trustees’ Retirement Plan

The Trust offers defined benefits to certain independent Trustees through the OpCap Funds Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 1986 (the “Code”), as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At December 31, 2008, the Portfolio’s payable in connection with the Plan was $1,678. A net expense related to the Plan of $982 is included in the Trustee expenses.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

Summarized information for the Plan at the Trust level is as follows, based on the valuation performed on December 31, 2008:

Change in benefit obligation
Projected benefit obligation at beginning of year	$(527,281)
Benefits paid	30,511
Plan amendment	(246,156)
Interest cost	(28,753)
Actuarial gain/loss	(39,774)
Projected benefit obligation at end of year	$(811,453)
Funded status	$(811,453)
Accumulated benefit obligation/Accrued pension cost	$508,641

Projected benefit payments:
2009	$662,353
2010	$25,115
2011	$21,930
2012	$19,171
2013	$16,790
2014 to 2018	$57,495

Amounts anticipated to be recognized in expense for fiscal year ending 2009:
Net loss (gain)	$36,043
Prior service cost	246,156
$282,199

Determination of the projected benefit obligation was based on the following assumptions for the year ended December 31, 2008: discount rate of 4.00%; mortality rate based upon 1994 GAM for Males and Females. The Plan was amended November 1, 2008, to comply with the provisions of Section 409A of the Code. On or prior to December 31, 2008, participants can elect to receive a lump sum benefit. The additional projected benefit of $246,156 will be expensed in 2009.

(2)  Investment Manager/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager to serve as investment adviser of the Portfolio. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Manager is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Manager has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Manager and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(2)  Investment Manager/Sub-Adviser/Distributor (continued)

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

At December 31, 2008, 89.8% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Manager. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) Investments in Securities

For the year ended December 31, 2008, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated were $134,494,525 and $125,410,281, respectively.

(a) Transactions in options written for the year ended December 31, 2008:

	Contracts	Premiums
Options outstanding, December 31, 2007	—	$—
Options written	835	91,343
Options terminated in closing transactions	(565)	(66,377)
Options expired	(270)	(24,966)
Options outstanding, December 31, 2008	—	$—

(4) Income Tax Information

The tax character of dividends paid during the years ended December 31, were:

	2008	2007
Ordinary Income	$7,092,421	$420,614
Long-Term Capital Gains	617,197	1,788,789

At December 31, 2008, tax basis distributable earnings of $348,216 was comprised entirely from of ordinary income.

For the year ended December 31, 2008, permanent “book-tax” differences were primarily attributable to the differing treatment of foreign currency transactions, and reclassifications due to the sale of, and distributions received from, REITs. These adjustments were to decrease undistributed net investment income and accumulated net realized losses by $14,310.

The cost basis of portfolio securities for federal income tax purposes is $61,767,048. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $1,519,281, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $15,020,987, net unrealized depreciation for federal income tax purposes is $13,501,706. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses of $9,916,837 arising after October 31, 2008. Such losses are treated for tax purposes as arising on January 1, 2009.

At December 31, 2008, the Portfolio had a capital loss carryover of $13,699,043 which will expire in 2016, available as a reduction, to the extent provided in the regulations of any net gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(5)  Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), the Distributor and Allianz Global Investors of America L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing”, arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U. S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Mid Cap Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

Premier VIT—OpCap Mid Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—OpCap Mid Cap Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 20, 2009

Premier VIT
OpCap Mid Cap Portfolio

(unaudited)

Federal Tax Information

The Portfolio paid ordinary income dividends of $1.24266 per share and long-term capital gains of $0.10814 per share during the year ended December 31, 2008.

Special Shareholder Meeting Results:

On January 15, 2009, a special meeting of shareholders of the Trust was held to consider the following proposals as described below. Each proposal was approved by shareholders in accordance with the voting results as follows:

Proposal I

The election of nominees Paul Belica, Robert E. Connor, Hans W. Kertess, William B. Ogden, IV, R. Peter Sullivan III, Diana L. Taylor and John C. Maney (interested) as Trustees of the Trust.

	Affirmative	Withheld Authority
Election of Paul Belica	14,593,310	924,659
Election of Robert E. Connor	14,691,964	826,004
Election of Hans W. Kertess	14,689,349	828,620
Election of John C. Maney	14,720,642	797,327
Election of William B. Ogden	14,678,145	839,824
Election of Peter Sullivan III	14,687,990	829,979
Election of Diana L. Taylor	14,687,463	830,506

		For	Against	Abstain
Proposal II	An amendment to the Declaration of Trust to delete the maximum number of Trustees to serve on the Board and the President of the Trust must be a member of the Board	13,063,858	1,487,434	966,677

Proposal III	Approval by the Trust of a new investment advisory agreement for the Portfolio with Allianz Global Investors Fund Management LLC.	3,053,886	244,020	284,167

Proposal IV	Approval by the Portfolio of a new portfolio management agreement between Allianz Global Investors Fund Management LLC and Oppenheimer Capital LLC.	3,071,730	181,208	329,135

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Portfolio Management Agreements (the “Sub-Advisory Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on October 30, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory and Sub-Advisory Agreements. The Trustees also met on September 10, 2008 for the specific purpose of considering whether to approve the interim Portfolio Management Agreement (the “Interim Agreement” and together with the Sub-Advisory Agreements and the Advisory Agreement, the “Agreements”) between OpCap Advisers and NACM with respect to the Small Cap Portfolio, for a maximum period of 150 days starting from September 10, 2008, pending shareholder approval of the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that 1) the Interim Agreement should be approved for an interim period according to its terms and 2) the Advisory and the Sub-Advisory Agreements should be approved. The Agreements were approved by shareholders at a special meeting of the shareholders held on January 15, 2009.

In determining to approve the Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $42 billion as of September 30, 2008 and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited) (continued)

requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper. The Trustees considered that potential economies of scale were not a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees noted that the Mid Cap Portfolio had underperformed its Lipper median and average peer group for the one-month, three-month, year-to-date, one-year and three-year periods ended September 30, 2008. The Trustees also noted that the Portfolio had outperformed its Lipper median and average peer group for the five-year and ten-year periods ended September 30, 2008. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was above the Lipper average and median for its peer group.

The Trustees considered the estimated profitability analysis. They noted that Allianz Global Investors of America L.P. does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Date of Birth, Position(s) Held with Trust,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105.

Hans W. Kertess
Date of Birth: 7/12/39
Chairman of the Board of Trustees since: 2009
Trustee since: 2009
Trustee/Director of 47 Funds in Fund Complex;
Trustee/Director o.f no funds outside of Fund Complex

President, H. Kertess & Co., a financial advisory company; Formerly, Managing Director, Royal Bank of Canada Capital Markets.

Paul Belica Date of Birth: 9/27/21 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.

Robert E. Connor Date of Birth: 9/17/34 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.

William B. Ogden, IV Date of Birth: 1/11/45 Trustee since: 2009 Trustee/Director of 47 Funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex	Asset Management Industry Consultant; Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.

R. Peter Sullivan III Date of Birth: 9/4/41 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with Trust,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

Diana L. Taylor Date of Birth: 2/16/55 Trustee since 2009 Trustee/Director of 43 Funds in Fund Complex Trustee/Director of Brookfield Properties Corporation and Sotheby’s	Managing Director, Wolfensohn & Co., 2007-present; Superintendent Of Banks, State of New York, 2003-2007.

John C. Maney† Date of Birth: 8/3/59 Trustee since 2009 Trustee/Director of 81 Funds in Fund Complex Trustee/Director of no Funds outside the Fund Complex

Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001).

†

Mr. Maney is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director, Chief Operating Officer and Chief Financial Officer, Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts LLC and Allianz Global Investors NY Holdings LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partner LLC; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc.; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

Further information about Trust’s Trustees is available in the Trust’s Statement of Additional Information, dated May 1, 2008, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
OFFICERS
(unaudited)

Name, Date of Birth, Position(s) Held with Trust.	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel Date of of Birth: 11/14/64 President & Chief Executive Officer since: 2002 Trustee: 2004-2009

Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting officer of 35 funds in the Fund Complex; Assistant Treasurer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Executive Vice President, Senior Counsel, Allianz Global Investors of America L.P.; Executive Vice President and Chief Legal Officer, Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC; Vice President, Secretary and Chief Legal Officer of 81 funds in the Fund Complex; Secretary and Chief Legal Officer of the Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 81 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments (2002-2005).

Richard J. Cochran Date of Birth: 1/23/61 Assistant Treasurer since: 2008

Vice President, Allianz Global Investors Fund Management LLC, Assistant Treasurer of 81 Funds in the Funds Complex. Formerly, Tax Manager, Teacher Insurance Annuity Association/College Retirement Equity Fund (2002-2008).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., Chief Compliance Officer of 81 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Premier VIT
OFFICERS
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with Trust.	Principal Occupation(s) During Past 5 Years:

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen A. Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 81 funds in the Fund Complex; Manager IIG Advisory Law, Morgan Stanley (2004-2005); The Prudential Insurance Company of America and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 81 funds in the Fund Complex and The Korea Fund, Inc. formerly Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Officers
Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Premier VIT

NACM Small Cap Portfolio

(formerly OpCap Small Cap Portfolio)

Annual Report
December 31, 2008

2008 ANNUAL REPORT

Premier VIT—NACM Small Cap Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the Annual Report for Premier VIT—NACM Small Cap Portfolio (the “Portfolio”) for the fiscal year ended December 31, 2008.

A massive constriction of credit led to widespread de-leveraging during the second half of 2008. This forced the mass liquidations of U.S. equities, creating a highly adverse environment for stock investing. As a result, U.S. stocks suffered deep and broad-based declines and a global recession ensued. Reflecting the depth of the U.S. market’s decline, the S&P 500 Index fell 37.0% and the technology-heavy NASDAQ Composite Index dropped 40.5% for the year. Small cap stocks, as represented by the Russell 2000 Index, declined 33.79% for the year.

To boost confidence and reduce the depth of the recession, the Federal Reserve reduced benchmark interest rates to a historic low target range and announced plans to purchase approximately $500 billion in mortgage-backed securities. The incoming Obama administration promised robust federal stimulus.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—NACM Small Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2008 to December 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the column entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—NACM Small Cap Portfolio

(unaudited)

•        The Small Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase.

•        U.S. stocks experienced deep and broad-based declines in an economic retrenchment, the likes of which have not been seen in decades. Investor concerns early in the period over higher oil prices and economic slowing were overshadowed in September by the failures of high-profile financial institutions.

•        Portfolio positions in financials companies detracted from performance for the period. Shares of Boston Private Bank Holdings fell early in the period after the institution reported losses amid a troubled market environment. Late in the period, the bank reported it received approval to participate in the U.S. Treasury’s Troubled Assets Relief Program, or TARP, receiving investment in the form of preferred stock and common stock warrants.

•        Shares of industrials companies also contributed to Portfolio losses. Shares of Dynamic Materials Corporation fell in the period after the world’s leading provider of explosion-welded clad metal plates forecast a steep drop in sales in the third quarter. The revenue falloff did not materialize and Dynamic Materials exceeded third quarter forecasts. Those results, unfortunately, were not met with a rally in share price.

•        Stock selection in health care benefited Portfolio returns versus the benchmark. Valeant Pharmaceuticals shares rose on the announced acquisition of Valeant’s European operations by Swedish international pharmaceutical company Meda. That was one of several moves Valeant made throughout the year to consolidate its scattered global businesses. Shares of Kendle International also contributed positively. The clinical research organization provides services to the biopharmaceutical industry and recently expanded the scope of its services with two acquisitions.

Total Returns for the periods ended 12/31/08 (* Average Annual Total Return)

	1 year	5 year *	10 year *
NACM Small Cap Portfolio	(41.63)%	(2.99)%	3.95%
Russell 2000 Index†	(33.79)%	(0.93)%	3.02%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

† It is not possible to invest directly in an index.

Shareholder Expense Example for the period ended 12/31/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$663.50	$4.18
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.11	$5.08

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/08
(% of net assets)

Drugs & Medical Products	17.6%
Retail	8.0%
Technology	7.0%
Healthcare & Hospitals	6.8%
Apparel & Textiles	6.8%
Commercial Services	6.6%
Food & Beverage	5.8%
Banking	5.2%
Oil & Gas	4.4%
Insurance	4.4%

2008 Annual Report

Premier VIT
NACM Small Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008

Shares		Value
	COMMON STOCK — 98.1%
	Apparel & Textiles — 6.8%
18,200	Carter’s, Inc. (a)	$350,532
18,900	Deckers Outdoor Corp. (a)	1,509,543
155,700	Jones Apparel Group, Inc.	912,402
27,200	Steven Madden Ltd. (a)	579,904
79,100	True Religion Apparel, Inc. (a)	984,004
12,600	Under Armour, Inc., Class A (a)	300,384
		4,636,769
	Automotive — 1.1%
23,200	Fuel System Solutions, Inc. (a)	760,032

	Banking — 5.2%
15,800	CVB Financial Corp.	188,020
27,400	First Commonwealth Financial Corp.	339,212
13,400	FirstMerit Corp.	275,906
75,300	Old National Bancorp	1,367,448
23,500	Republic Bancorp, Inc., Class A	639,200
30,500	Susquehanna Bancshares, Inc.	485,255
30,300	Wilshire Bancorp, Inc.	275,124
		3,570,165
	Building/Construction — 0.6%
31,600	Meritage Homes Corp. (a)	384,572

	Chemicals — 0.4%
16,800	Schulman A, Inc.	285,600

	Commercial Services — 6.6%
11,600	Aaron Rents, Inc.	308,792
23,200	Corinthian Colleges, Inc. (a)	379,784
15,800	Dyncorp International, Inc., Class A (a)	239,686
43,900	Emergency Medical Services Corp., Class A (a)	1,607,179
83,700	Navigant Consulting, Inc. (a)	1,328,319
50,200	On Assignment, Inc. (a)	284,634
21,200	Universal Technical Institute, Inc. (a)	364,004
		4,512,398
	Computer Services — 3.0%
34,700	CACI International, Inc., Class A (a)	1,564,623
41,700	Insight Enterprises, Inc. (a)	287,730
13,700	Perot Systems Corp., Class A (a)	187,279
		2,039,632
	Computer Software — 3.1%
18,000	American Reprographics Co. (a)	124,200
25,300	CSG Systems International, Inc. (a)	441,991
28,900	Mantech International Corp., Class A (a)	1,566,091
		2,132,282
	Computers — 0.4%
56,700	Mentor Graphics Corp. (a)	293,139

	Consumer Discretionary — 1.8%
10,500	Chattem, Inc. (a)	751,065
46,100	Prestige Brands Holdings, Inc. (a)	486,355
		1,237,420
	Drugs & Medical Products — 17.6%
39,600	Advanced Medical Optics, Inc. (a)	261,756
42,200	Alkermes, Inc. (a)	449,430
11,500	Almost Family, Inc. (a)	517,270
130,700	American Oriental Bioengineering, Inc. (a)	887,453
14,700	Bio-Reference Labs, Inc. (a)	385,581
13,900	Coventry Health Care, Inc. (a)	206,832
44,200	Cubist Pharmaceuticals, Inc. (a)	1,067,872
27,400	Cyberonics, Inc. (a)	454,018
14,600	Gentiva Health Services, Inc. (a)	427,196
6,300	Herbalife Ltd.	136,584
27,400	King Pharmaceuticals, Inc. (a)	290,988
18,000	Martek Biosciences Corp.	545,580
78,200	Medicines Co. (a)	1,151,886
30,500	NPS Pharmaceuticals, Inc. (a)	189,405
20,000	Sequenom, Inc. (a)	396,800
55,700	STERIS Corp.	1,330,673
76,200	Valeant Pharmaceuticals International (a)	1,744,980
123,400	Viropharma, Inc. (a)	1,606,668
		12,050,972

Premier VIT
NACM Small Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Shares		Value
	COMMON STOCK (continued)
	Electronics — 1.2%
3,200	Axsys Technologies, Inc. (a)	$175,552
50,400	L-1 Identity Solutions, Inc. (a)	339,696
21,000	Measurement Specialties, Inc. (a)	145,950
7,400	Woodward Governor Co.	170,348
		831,546
	Financial Services — 2.2%
13,500	Berkshire Hills Bancorp, Inc.	416,610
37,900	Dime Community Bancshares	504,070
36,100	First Niagara Financial Group, Inc.	583,737
		1,504,417
	Food & Beverage — 5.8%
39,600	Central European Distribution Corp. (a)	780,120
16,800	Chiquita Brands International, Inc. (a)	248,304
138,100	Del Monte Foods Co.	986,034
32,700	Diamond Foods, Inc.	658,905
7,400	Fresh Del Monte Produce, Inc. (a)	165,908
19,300	Ralcorp Holdings, Inc. (a)	1,127,120
		3,966,391
	Healthcare & Hospitals — 6.8%
5,300	Amedisys, Inc. (a)	219,102
121,200	American Medical Systems Holdings, Inc. (a)	1,089,588
34,800	AngioDynamics, Inc. (a)	476,412
27,800	Kendle International, Inc. (a)	715,016
41,000	Merit Medical Systems, Inc. (a)	735,130
44,500	Thoratec Corp. (a)	1,445,805
		4,681,053
	Hotels, Restaurants & Leisure — 1.3%
135,700	Wyndham Worldwide Corp.	888,835

	Industrial — 2.3%
17,100	Bucyrus International, Inc., Class A	316,692
10,500	DXP Enterprises, Inc. (a)	153,405
52,600	Shaw Group, Inc. (a)	1,076,722
		1,546,819
	Insurance — 4.4%
14,800	American Physicians, Inc.	711,880
16,800	Delphi Financial Group, Inc., Class A	309,792
8,500	Infinity Property & Casualty Corp.	397,205
41,000	IPC Holdings Ltd.	1,225,900
33,700	SeaBright Insurance Holdings, Inc. (a)	395,638
		3,040,415
	Materials & Processing — 0.5%
10,500	LB Foster Co., Class A (a)	328,440

	Oil & Gas — 4.4%
30,500	Complete Production Services, Inc. (a)	248,575
66,400	McMoRan Exploration Co. (a)	650,720
70,600	Oil States International, Inc. (a)	1,319,514
79,500	Rosetta Resources, Inc. (a)	562,860
34,800	Vaalco Energy, Inc. (a)	258,912
		3,040,581
	Real Estate (REIT) — 1.0%
90,400	Brandywine Realty Trust	696,984

	Retail — 8.0%
34,500	99 Cents Only Stores (a)	377,085
13,400	Casey’s General Stores, Inc.	305,118
48,300	Children’s Place Retail Stores, Inc. (a)	1,047,144
220,300	Finish Line, Class A	1,233,680
80,200	Hot Topic, Inc. (a)	743,454
9,500	Jo-Ann Stores, Inc. (a)	147,155
36,600	Jos. A. Bank Clothiers, Inc. (a)	957,090
17,800	Tractor Supply Co. (a)	643,292
		5,454,018
	Semi-conductors — 2.0%
92,500	Integrated Device Technology, Inc. (a)	518,925
27,400	Ultratech, Inc. (a)	327,704
71,700	Volterra Semiconductor Corp. (a)	512,655
		1,359,284
	Technology — 7.0%
50,300	F5 Networks, Inc. (a)	1,149,858
93,800	GrafTech International Ltd. (a)	780,416
28,200	Greatbatch, Inc. (a)	746,172
47,400	Interwoven, Inc.	597,240

Premier VIT
NACM Small Cap Portfolio
SCHEDULE OF INVESTMENTS

December 31, 2008
(continued)

Shares			Value
	COMMON STOCK (continued)
	Technology (continued)
9,500	j2 Global Communications, Inc. (a)		$190,380
27,400	Sohu.com, Inc. (a)		1,297,116
			4,761,182
	Telecommunications — 1.3%
27,400	Arris Group, Inc. (a)		217,830
74,900	Premiere Global Services, Inc. (a)		644,889
			862,719
	Transportation — 0.9%
37,400	American Commercial Lines, Inc. (a)		183,260
13,600	GATX Corp.		421,192
			604,452
	Utilities — 1.5%
5,300	Idacorp, Inc.		156,085
29,500	Unisource Energy Corp.		866,120
			1,022,205
	Wholesale — 0.9%
35,800	Houston Wire & Cable Co.		333,298
15,800	WESCO International, Inc. (a)		303,834
			637,132
	Total Common Stock (cost-$80,887,047)		67,129,454

	EXCHANGE-TRADED FUND — 0.5%
7,200	iShares Russell 2000 Index (cost-$336,177)		354,744

	Total Investments (cost-$ 81,223,224)	98.6%	67,484,198
	Other assets less liabilities	1.4%	973,274
	Net Assets	100.0%	$68,457,472

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:
Investments, at value (cost-$81,223,224)	$67,484,198
Cash	1,176,961
Receivable from shares of beneficial interest sold	26,488
Dividends receivable	10,557
Prepaid expenses	10,812
Total Assets	68,709,016

Liabilities:
Deferred trustees’ retirement plan payable	117,459
Investment advisory fees payable	53,578
Payable for shares of beneficial interest redeemed	14,569
Accrued expenses	65,938
Total Liabilities	251,544
Net Assets	$68,457,472

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$51,055
Paid-in-capital in excess of par	115,330,794
Dividends in excess of investment income	(84,597)
Accumulated net realized loss on investments	(33,100,754)
Net unrealized depreciation of investments	(13,739,026)
Net Assets	$68,457,472
Shares outstanding	5,105,514
Net asset value, offering price and redemption price per share	$13.41

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
STATEMENT OF OPERATIONS

For the year ended December 31, 2008

Investment Income:
Dividends	$1,023,972
Interest	25,788
Total investment income	1,049,760

Expenses:
Investment advisory fees	853,182
Custodian and accounting agent fees	59,203
Transfer agent fees	37,222
Shareholder communications	36,466
Trustees’ fees and expenses	34,043
Audit and tax services	32,245
Legal fees	9,999
Insurance expense	2,116
Miscellaneous	3,889
Total expenses	1,068,365
Less: investment advisory fees waived	(1,334)
custody credits earned on cash balances	(553)
Net expenses	1,066,478
Net investment loss	(16,718)
Realized and Change in Unrealized Loss:
Net realized loss on investments	(31,983,744)
Net change in unrealized appreciation/depreciation of investments	(20,465,840)
Net realized and change in unrealized loss on investments	(52,449,584)
Net decrease in net assets resulting from investment operations	$(52,466,302)

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
	2008	2007
Investment Operations:
Net investment income (loss)	$(16,718)	$247,003
Net realized gain (loss) on investments	(31,983,744)	23,542,668
Net change in unrealized appreciation/depreciation of investments	(20,465,840)	(21,735,614)
Net increase (decrease) in net assets resulting from investment operations	(52,466,302)	2,054,057
Distributions to Shareholders from net realized gains	(24,841,236)	(36,111,252)

Share Transactions:
Net proceeds from the sale of shares	6,391,053	11,025,509
Reinvestment of distributions	24,841,236	36,111,252
Cost of shares redeemed	(25,471,195)	(48,276,803)
Net increase (decrease) in net assets from share transactions	5,761,094	(1,140,042)
Total decrease in net assets	(71,546,444)	(35,197,237)

Net Assets:
Beginning of year	140,003,916	175,201,153
End of year (including undistributed (dividends in excess of) net investment income $(84,597) and $116,204, respectively)	$68,457,472	$140,003,916

Shares Issued and Redeemed:
Issued	295,799	310,315
Issued in reinvestment of distributions	1,182,352	1,150,772
Redeemed	(1,168,944)	(1,433,167)
Net increase	309,207	27,920

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2008		2007	2006	2005	2004
Net asset value, beginning of year	$29.19		$36.74	$31.28	$36.15	$30.68
Investment Operations:
Net investment income (loss)	(0.00	)*	0.05	(0.03)	(0.12)	(0.11)
Net realized and change in unrealized gain (loss) on investments	(10.10)		0.74	7.36	(0.13)	5.59
Total from investment operations	(10.10)		0.79	7.33	(0.25)	5.48
Dividends and Distributions to Shareholders from:
Net investment income	—		—	—	—	(0.01)
Net realized gains	(5.68)		(8.34)	(1.87)	(4.62)	—
Total dividends and distributions to shareholders	(5.68)		(8.34)	(1.87)	(4.62)	(0.01)
Net asset value, end of year	$13.41		$29.19	$36.74	$31.28	$36.15
Total Return (1)	(41.63)%		0.58%	24.08%	0.06%	17.88%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$68,457		$140,004	$175,201	$190,145	$275,319
Ratio of expenses to average net assets (2)	1.00	%(3)	0.95%	0.93%	0.92%	0.91%
Ratio of net investment income (loss) to average net assets	(0.02	)%(3)	0.15%	(0.06)%	(0.32)%	(0.30)%
Portfolio Turnover	173%		69%	99%	94%	102%

*       Less than .005

(1)     Assumes reinvestment of all dividends and distributions.

(2)               Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See(1)(G) in Notes to Financial Statements).

(3)               During the fiscal year ended December 31, 2008, the Investment Adviser waived a portion of its fees and assumed a portion of the Portfolio’s expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.00% and (0.02)%, respectively.

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NACM Small Cap Portfolio (the “Portfolio,” formerly OpCap Small Cap Portfolio), NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio. At a meeting of the Board of Trustees of the Trust held on November 11, 2008, the Board approved the closing and termination of the OpCap Balanced Portfolio and the OpCap Equity Portfolio. On January 15, 2009, shareholders of each Portfolio approved Allianz Global Investors Fund Management LLC (the “Investment Manager”) as the Trust’s Investment Manager replacing OpCap Advisors LLC. Prior to January 15, 2009, OpCap Advisors LLC served as the Trust’s Investment Manager. The Investment Manager is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s investment objective is to seek capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at the time of purchase.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at December 31, 2008. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years beginning after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. The Portfolio’s management has determined that the FSP has no material impact on the Portfolio’s financial statements.

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market valued for NASDAQ National Market and Small Cap securities may be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurement

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•             Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•             Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•             Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Fair Value Measurement (continued)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$67,484,198
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—
Total	$67,484,198

(C)  Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E)  Dividends and Distributions to Shareholders

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(1)  Organization and Significant Accounting Policies (continued)

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(H)  Trustees’ Retirement Plan

The Trust offers defined benefits to certain independent Trustees through the OpCap Funds Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 1986 (the “Code”), as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At December 31, 2008, the Portfolio’s payable in connection with the Plan was $117,459. A net expense related to the Plan of $3,607 is included in the Trustee expenses.

Summarized information for the Plan at the Trust level is as follows, based on the valuation performed on December 31, 2008:

Change in benefit obligation
Projected benefit obligation at beginning of year	$(527,281)
Benefits paid	30,511
Plan amendment	(246,156)
Interest cost	(28,753)
Actuarial gain/loss	(39,774)
Projected benefit obligation at end of year	$(811,453)
Funded status	$(811,453)
Accumulated benefit obligation/Accrued pension cost	$508,641

Projected benefit payments:
2009	$662,353
2010	$25,115
2011	$21,930
2012	$19,171
2013	$16,790
2014 to 2018	$57,495

Amounts anticipated to be recognized in expense for fiscal year ending 2009:
Net loss (gain)	$36,043
Prior service cost	246,156
$282,199

Determination of the projected benefit obligation was based on the following assumptions for the year ended December 31, 2008: discount rate of 4.00%; mortality rate based upon 1994 GAM for Males and Females. The Plan was amended November 1, 2008, to comply with the provisions of Section 409A of the Code. On or prior to December 31, 2008, participants can elect to receive a lump sum benefit. The additional projected benefit of $246,156 will be expensed in 2009.

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(2)  Investment Manager/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager to serve as investment adviser of the Portfolio. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Manager is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. Effective September 10, 2008, the Board of Trustees appointed Nicholas-Applegate Capital Management LLC (“NACM” or the “Sub-Adviser”), to replace Oppenheimer Capital LLC as the Portfolio’s Sub-Adviser. The Investment Manager and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the year ended December 31, 2008, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated were $185,946,114 and $204,678,039, respectively.

(4)  Income Tax Information

The tax character of dividends paid during the years ended December 31, were:

	2008	2007
Ordinary Income	$7,817,320	$11,421,403
Long-Term Capital Gains	17,023,916	24.689.849

At December 31, 2008, tax basis distributable earnings of $32,863 was comprised entirely from ordinary income.

The cost basis of portfolio securities for federal income tax purposes is $81,786,839. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $3,148,557, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $17,451,198, net unrealized depreciation for federal income tax purposes is $14,302,641. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses of $10,861,735 arising after October 31, 2008. Such losses are treated for tax purposes as arising on January 1, 2009.

At December 31, 2008, the portfolio had a capital loss carryover of $21,675,405, which will expire in 2016, available as a reduction, to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed

For the year ended December 31, 2008, permanent “book-tax” differences were primarily attributable to reclassifications due to sales of REITs. These adjustments were to decrease undistributed net investment income and accumulated realized losses by $184,083.

(5)  Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), the Distributor and Allianz Global Investors of America L.P.), agreed to settle, without admitting or

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

December 31, 2008
(continued)

(5)  Legal Proceedings (continued)

denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing”, arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U. S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
NACM Small Cap Portfolio
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of
Premier VIT—NACM Small Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—NACM Small Cap Portfolio (formerly OpCap Small Cap Portfolio) (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2009

Premier VIT
NACM Small Cap Portfolio

(unaudited)

Federal Tax Information

The Portfolio paid ordinary income dividends of $1.78718 per share and long-term capital gains of $3.89578 per share during the year ended December 31, 2008.

Special Shareholder Meeting Results:

On January 15, 2009, a special meeting of shareholders of the Trust was held to consider the following proposals as described below. Each proposal was approved by shareholders in accordance with the voting results as follows:

Proposal I

The election of nominees Paul Belica, Robert E. Connor, Hans W. Kertess, William B. Ogden, IV, R. Peter Sullivan III, Diana L. Taylor and John C. Maney (interested) as Trustees of the Trust.

	Affirmative	Withheld Authority
Election of Paul Belica	14,593,310	924,659
Election of Robert E. Connor	14,691,964	826,004
Election of Hans W. Kertess	14,689,349	828,620
Election of John C. Maney	14,720,642	797,327
Election of William B. Ogden	14,678,145	839,824
Election of Peter Sullivan III	14,687,990	829,979
Election of Diana L. Taylor	14,687,463	830,506

		For	Against	Abstain
Proposal II	An amendment to the Declaration of Trust to delete the maximum number of Trustees to serve on the Board and the President of the Trust must be a member of the Board	13,063,858	1,487,434	966,677

Proposal III	Approval by the Trust of a new investment advisory agreement for the Portfolio with Allianz Global Investors Fund Management LLC.	3,636,604	231,154	396,495

Proposal V	Approval by the Portfolio of a new portfolio management agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC.	3,606,875	242,705	414,675

Premier VIT
NACM Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Portfolio Management Agreements (the “Sub-Advisory Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on October 30, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory and Sub-Advisory Agreements. The Trustees also met on September 10, 2008 for the specific purpose of considering whether to approve the interim Portfolio Management Agreement (the “Interim Agreement” and together with the Sub-Advisory Agreements and the Advisory Agreement, the “Agreements”) between OpCap Advisers and NACM with respect to the Small Cap Portfolio, for a maximum period of 150 days starting from September 10, 2008, pending shareholder approval of the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that 1) the Interim Agreement should be approved for an interim period according to its terms and 2) the Advisory and the Sub-Advisory Agreements should be approved. The Agreements were approved by shareholders at a special meeting of the shareholders held on January 15, 2009.

In determining to approve the Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $42 billion as of September 30, 2008 and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser

Premier VIT
NACM Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited) (continued)

and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper. The Trustees considered that potential economies of scale were not a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees noted that the Small Cap Portfolio had underperformed its Lipper median and average peer group, for the one-month, three-month, year-to-date, one-year, two-year, five-year and ten-year periods and had outperformed its Lipper median and average peer group for the three-year period ended September 30, 2008. The Trustees also noted that the Portfolio’s expense ratio was below the Lipper average and median for its peer group.

The Trustees considered the estimated profitability analysis. They noted that Allianz Global Investors of America L.P. does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

Premier VIT
NACM Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES’ CONSIDERATION OF
THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited) (continued)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Date of Birth, Position(s) Held with Trust,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105.

Hans W. Kertess
Date of Birth: 7/12/39
Chairman of the Board of Trustees
since: 2009
Trustee since: 2009
Trustee/Director of 47 Funds in Fund Complex;
Trustee/Director of no funds outside of Fund Complex

President, H. Kertess & Co., a financial advisory company; Formerly, Managing Director, Royal Bank of Canada Capital Markets.

Paul Belica Date of Birth: 9/27/21 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.

Robert E. Connor Date of Birth: 9/17/34 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.

William B. Ogden, IV Date of Birth: 1/11/45 Trustee since: 2009 Trustee/Director of 47 Funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex	Asset Management Industry Consultant; Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.

R. Peter Sullivan III Date of Birth: 9/4/41 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.

Diana L. Taylor Date of Birth: 2/16/55 Trustee since: 2009 Trustee/Director of 43 Funds in Fund Complex Trustee/Director of Brookfield Properties Corporation and Sotheby’s	Managing Director, Wolfensohn & Co., 2007-present; Superintendent Of Banks, State of New York, 2003-2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with Trust,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

John C. Maney† Date of Birth: 8/3/59 Trustee since: 2009 Trustee/Director of 81 Funds in Fund Complex Trustee/Director of no Funds outside the Fund Complex

Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001).

†

Mr. Maney is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director, Chief Operating Officer and Chief Financial Officer, Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts LLC and Allianz Global Investors NY Holdings LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partner LLC; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc.; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

Further information about Trust’s Trustees is available in the Trust’s Statement of Additional Information, dated May 1, 2008, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
OFFICERS
(unaudited)

Name, Date of Birth, Position(s) Held with Trust.	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel Date of Birth: 11/14/64 President & Chief Executive Officer since: 2002 Trustee: 2004-2009

Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting officer of 35 funds in the Fund Complex; Assistant Treasurer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Executive Vice President, Senior Counsel, Allianz Global Investors of America L.P.; Executive Vice President and Chief Legal Officer, Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC; Vice President, Secretary and Chief Legal Officer of 81 funds in the Fund Complex; Secretary and Chief Legal Officer of the Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 81 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments (2002-2005).

Richard J. Cochran Date of Birth: 1/23/61 Assistant Treasurer since: 2008

Vice President, Allianz Global Investors Fund Management LLC, Assistant Treasurer of 81 Funds in the Funds Complex. Formerly, Tax Manager, Teacher Insurance Annuity Association/College Retirement Equity Fund (2002-2008).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., Chief Compliance Officer of 81 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 81 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Premier VIT
OFFICERS
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with Trust.	Principal Occupation(s) During Past 5 Years:

Kathleen A. Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 81 funds in the Fund Complex; Manager IIG Advisory Law, Morgan Stanley (2004-2005); The Prudential Insurance Company of America and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 81 funds in the Fund Complex and The Korea Fund, Inc. formerly Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Officers

Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management
600 West Broadway, 30th Floor
San Diego, CA 92101

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

Premier VIT

NFJ Dividend Value Portfolio

Annual Report
December 31, 2008

2008 ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the Annual Report for the Premier VIT-NFJ Dividend Value Portfolio (the “Portfolio”) for the fiscal year ended December 31, 2008.

A massive constriction of credit led to widespread deleveraging in the second half of 2008. This forced mass liquidations of U.S. equities, creating a highly adverse environment for stock investing. As a result, U.S. stocks suffered deep and broad-based declines and global recession ensued. Reflecting the depth of the U.S. market’s decline, the S&P 500 Index fell 37.0% and the technology-heavy NASDAQ Composite Index dropped 40.5% for the year. Large Cap Value stocks, as represented by the Russell 1000 Value Index, returned —36.85% for the year.

To boost confidence and reduce the depth of the recession, the Federal Reserve cut benchmark interest rates to a historic low target range and announced plans to buy some $500 billion in mortgage-backed securities. The incoming Obama administration promised robust federal stimulus.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from July 1, 2008 to December 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the column entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Annual Report

2008 ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

•	The investment objective of the Portfolio is to seek long-term growth of capital and income through investments in undervalued mid- and large-cap securities.

•

U.S. stocks experienced deep and broad-based declines in an economic retrenchment, the likes of which have not been seen in decades. Investor concerns early in the period over higher oil prices and economic slowing were overshadowed in September by the failures of high-profile financial institutions.

•

Portfolio holdings in energy contributed significantly to declines. As the price of crude retreated from its July high, large integrated oil companies were better positioned to withstand the decline than the Portfolio’s holdings in exploration and production companies and oilfield services firms. Halliburton, the world’s second largest oil field services provider, acknowledged that it will struggle in 2009 to meet its goal of increasing revenue by 20%. Analysts downgraded Diamond Offshore Drilling over concerns that earnings are susceptible to the risk of budget cuts for exploration and production.

•

Falling commodities prices triggered declines in materials stocks, including the Portfolio’s positions in Alcoa and Dow Chemical. Alcoa shares weakened on fears of softening demand from China and India. Dow Chemical shares fell after a canceled joint venture with the government of Kuwait dashed prospects of a needed cash infusion for Dow.

•

Among technology companies, Seagate announced earnings significantly below year-earlier periods and well short of analysts’ estimates. The company experienced a greater-than-expected decline in hard disc drive demand and selling prices, especially in the personal computer market.

•

An underweight position and stock selection decisions in financials proved beneficial to returns versus the benchmark. Shares of Annaly Capital Management rallied as the real estate investment trust reported earnings nearly double year-earlier levels. The company, which invests in mortgage-backed securities, benefited from lower borrowing costs that have widened the spread between the rates it pays and those it receives on government-backed mortgage securities.

Total Returns for the periods ended 12/31/08 (*Average Annual Total Return)

	1 year	5 year*	Inception*† (7/1/03)
NFJ Dividend Value Portfolio	(35.40)%	0.90%	4.03%
Russell 1000 Value Index	(36.85)%	(0.79)%	2.08%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. It is not possible to invest directly in an index.

† The Portfolio began operations on 7/1/03. Index comparisons began on 6/30/03.

Shareholder Expense Example for the period ended 12/31/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$730.20	$4.39
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.06	$5.13

Expenses are equal to the Portfolio’s annualized expense ratio of 1.01%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

Top Ten Industries as of 12/31/08
(% of net assets)

Oil, Gas & Consumable Fuels	13.8%
Insurance	10.4%
Pharmaceuticals	9.8%
Diversified Telecommunications Services	5.8%
Commercial Services & Supplies	4.2%
Real Estate (REIT)	4.2%
Diversified Financial Services	4.0%
Industrial Conglomerates	3.9%
Household Durables	3.8%
Energy Equipment & Services	3.8%

2008 Annual Report

Premier VIT

NFJ Dividend Value Portfolio

Schedule of Investments

December 31, 2008

Shares		Value
	COMMON STOCK -97.5%
	Aerospace/Defense-2.0%
2,200	Boeing Co.	$93,874

	Commercial Banks-2.1%
3,400	Wells Fargo & Co.	100,232

	Commercial Services & Supplies-4.2%
6,900	R.R. Donnelley & Sons Co.	93,702
3,300	Waste Management Inc.	109,362
		203,064

	Chemicals-2.7%
8,600	Dow Chemical Co.	129,774

	Diversified Financial Services-4.0%
6,800	Bank of America Corp.	95,744
2,950	JPMorgan Chase & Co.	93,013
		188,757

	Diversified Telecommunications Services-5.8%
3,300	AT&T, Inc.	94,050
2,800	Verizon Communications, Inc.	94,920
9,400	Windstream Corp.	86,480
		275,450

	Energy Equipment & Services-3.8%
1,500	Diamond Offshore Drilling, Inc.	88,410
5,100	Halliburton Co.	92,718
		181,128
	Food Products-1.8%
3,276	Kraft Foods, Inc.	87,961

	Household Durables-3.8%
2,100	Black & Decker Corp.	87,801
2,300	Whirlpool Corp.	95,105
		182,906

	Household Products-1.9%
1,700	Kimberly-Clark Corp.	89,658

	Industrial Conglomerates-3.9%
1,600	3M Co.	92,064
5,700	General Electric Co.	92,340
		184,404

	Insurance-10.4%
3,600	Allstate Corp.	117,936
5,600	Hartford Financial Services Group, Inc.	91,952
9,500	Lincoln National Corp.	178,980
2,400	Travelers Companies, Inc.	108,480
		497,348

Premier VIT

NFJ Dividend Value Portfolio

Schedule of Investments

December 31, 2008

(continued)

Shares			Value
	COMMON STOCK (continued)
	Leisure Equipment & Products-1.9%
5,800	Mattel, Inc.		$92,800

	Machinery-2.0%
2,100	Caterpillar, Inc.		93,807

	Media-2.3%
13,100	CBS Corp., Class B		107,289

	Metals & Mining-1.9%
7,900	Alcoa, Inc.		88,954

	Multi-Utilities-1.9%
2,700	Ameren Corp.		89,802

	Office Electronics-2.0%
12,100	Xerox Corp.		96,437

	Oil, Gas & Consumable Fuels-13.8%
1,350	Chevron Corp.		99,859
1,800	ConocoPhillips		93,240
2,000	EnCana Corp.		92,960
3,300	Marathon Oil Corp.		90,288
1,500	Occidental Petroleum Corp.		89,985
1,800	Royal Dutch Shell PLC.		95,292
1,800	Total SA		99,540
			661,164

	Pharmaceuticals-9.8%
4,950	GlaxoSmithKline PLC ADR		184,487
10,400	Pfizer, Inc.		184,184
2,700	Wyeth		101,277
			469,948

	Real Estate (REIT)-4.2%
6,800	Annaly Capital Management Inc.		107,916
12,200	Host Hotels & Resorts, Inc.		92,354
			200,270

	Semi-conductors & Semi-conductor Equipment-1.9%
6,100	Intel Corp.		89,426

	Software-1.9%
4,600	Microsoft Corp.		89,424

	Specialty Retail-2.0%
4,200	Home Depot, Inc.		96,684

	Textiles, Apparel & Luxury Goods-1.9%
1,650	V. F. Corp.		90,370

	Tobacco-3.6%
5,500	Altria Group, Inc.		82,830
2,250	Reynolds American, Inc.		90,698
			173,528

	Total Investments (cost-$6,339,589)	97.5%	4,654,459
	Other assets less liabilities .	2.5%	120,379
	Net Assets	100.0%	$4,774,838

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:
Investments, at value (cost-$6,339,589)	$4,654,459
Cash	339,499
Dividends receivable	23,853
Receivable due from Investment Manager	3,253

Total Assets	5,021,064

Liabilities:
Payable for investments purchased	226,254
Payable for shares of beneficial interest redeemed	337
Accrued expenses	19,635

Total Liabilities	246,226

Net Assets	$4,774,838

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$5,893
Paid-in-capital in excess of par	6,790,670
Undistributed net investment income	1,967
Accumulated net realized loss on investments	(338,562)
Net unrealized depreciation of investments.	(1,685,130)

Net Assets	$4,774,838

Shares outstanding	589,296

Net asset value, offering price and redemption price per share	$8.10

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF OPERATIONS

Year ended December 31, 2008

Investment Income:
Dividends (net of foreign withholding taxes of $1,674)	$179,087
Interest	4,543

Total investment income	183,630

Expenses:
Investment managment fees	34,130
Custodian and accounting agent fees	21,924
Audit and tax services	15,424
Shareholder communications	8,865
Transfer agent fees	3,821
Trustees’ fees and expenses	3,005
Miscellaneous	2,881

Total expenses	90,050
Less: investment management fees waived	(34,130)
expenses reimbursed by Investment Manager	(12,404)
custody credits earned on cash balances	(853)

Net expenses	42,663

Net investment income	140,967

Realized and Change in Unrealized Gain (Loss):
Net realized loss on investments	(293,340)
Net change in unrealized appreciation/depreciation of investments	(1,859,500)

Net realized and change in unrealized loss on investments	(2,152,840)

Net decrease in net assets resulting from investment operations	$(2,011,873)

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Year ended December 31,
Investment Operations:	2008	2007
Net investment income	$140,967	$57,925
Net realized gain (loss) on investments	(293,340)	129,515
Net change in unrealized appreciation/depreciation of investments	(1,859,500)	(239,635)

Net decrease in net assets resulting from investment operations	(2,011,873)	(52,195)

Dividends and Distributions to Shareholders from:
Net investment income	(139,000)	(57,944)
Net realized gains	-	(198,668)

Total dividends and distributions to shareholders	(139,000)	(256,612)

Share Transactions:
Net proceeds from the sale of shares	4,402,632	1,621,523
Reinvestment of dividends and distributions	139,000	256,612
Cost of shares redeemed .	(891,109)	(202,622)

Net increase in net assets from share transactions	3,650,523	1,675,513

Total increase in net assets	1,499,650	1,366,706

Net Assets:
Beginning of year	3,275,188	1,908,482
End of year (including undistributed net investment income of $1,967 and $91, respectively)	$4,774,838	$3,275,188

Shares Issued and Redeemed:
Issued	392,339	110,644
Issued in reinvestment of dividends and distributions	17,419	19,626
Redeemed	(73,955)	(13,784)

Net increase	335,803	116,486

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year:

	Year ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$12.92	$13.93	$12.28	$12.37	$11.68
Investment Operations:
Net investment income	0.25	0.25	0.31	0.32	0.29
Net realized and change in unrealized gain (loss) on investments	(4.83)	(0.12)	2.68	1.16	1.39

Total from investment operations	(4.58)	0.13	2.99	1.48	1.68

Dividends and Distributions to Shareholders from:
Net investment income	(0.24)	(0.25)	(0.32)	(0.33)	(0.30)
Net realized gains	-	(0.89)	(1.02)	(1.24)	(0.69)

Total dividends and distributions to shareholders	(0.24)	(1.14)	(1.34)	(1.57)	(0.99)

Net asset value, end of year	$8.10	$12.92	$13.93	$12.28	$12.37

Total Return (1)	(35.40)%	0.81%	24.72%	12.28%	14.65%

Ratios/Supplemental data:
Net assets, end of year (000’s)	$4,775	$3,275	$1,908	$1,531	$1,363
Ratio of expenses to average net assets (2)(3)	1.02%	1.04%	1.13%	1.06%	1.02%
Ratio of net investment income to average net assets (3)	3.30%	2.36%	2.31%	2.51%	2.44%
Portfolio turnover	38%	42%	31%	35%	41%

(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(G) in Notes to Financial Statements).

(3)  During the fiscal years indicated above, the Investment Adviser waived all of its fee and reimbursed a portion of the Portfolio’s expenses.  If such waivers and reimbursements had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.11% and 2.21%, respectively, for the year ended December 31, 2008; 2.90% and 0.49%, respectively, for the year ended December 31, 2007; 2.16% and 1.28%, respectively for the year ended December 31, 2006; 2.81% and 0.76%, respectively, for the year ended December 31, 2005 and 3.01% and 0.45%, respectively, for the year ended December 31, 2004.

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

 December 31, 2008

 (1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.  The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value.  The Trust is comprised of the: NFJ Dividend Value Portfolio (the “Portfolio”), OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio and the NACM Small Cap Portfolio (formerly OpCap Small Cap Portfolio). At a meeting of the Board of Trustees of the Trust held on November 11, 2008, the Board approved the closing and termination of the OpCap Balanced Portfolio and the OpCap Equity Portfolio. On January 15, 2009, shareholders of each Portfolio approved Allianz Global Investors Fund Management LLC (the “Investment Manager”) as the Trust’s investment manager replacing OpCap Advisors LLC.  The Investment Manager is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”).  Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s primary objective is to seek income and the secondary objective of long-term growth of capital. It seeks to meet its objectives, under normal conditions, by investing at least 80% of its net assets in equity securities. The Portfolio invests a significant portion of its assets in income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports.  The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications.  The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted.  However, the Trust expects the risk of any loss to be remote.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”).  The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.   Portfolio management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at December 31, 2008. Portfolio’s Federal Tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities.  In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years beginning after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. The Portfolio’s management has determined that the FSP has no material impact on the Portfolio’s financial statements.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Fair Value Measurement

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1 — quoted prices in active markets for identical investments that the Portfolio has the ability to access

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quotes from inactive exchanges

Level 3 — valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(continued)

(B) Fair Value Measurements (continued)

The following is a summary of the inputs used at December 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1- Quoted Prices	$4,654,459
Level 2- Other Significant Observable Inputs	-
Level 3- Significant Unobservable Inputs	-
Total	$4,654,459

(C) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses from investments are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.  Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.  These “book-tax” differences are considered either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(continued)

(F) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio.  Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) Investment Adviser/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio, has an Investment Managment Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter.  The Investment Manager is contractually obligated to waive that portion of the management fee and to reimburse any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Manager has retained its affiliate, NFJ Investment Group L.P. (the “Sub-Adviser”) to manage the Portfolio’s investments.  The Investment Manager and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares.  Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

At December 31, 2008, 26% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Manager. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) Investments in Securities

For the year ended December 31, 2008, purchases and sales of securities, other than short-term securities, aggregated $5,277,399 and $1,514,425, respectively.

(4) Income Tax Information

The tax character of dividends paid during the years ended December 31, were:

	2008	2007
Ordinary Income	$139,000	$126,150
Long-Term Capital Gains	-	130,106
Return of Capital	-	356

At December 31, 2008, the tax character of distributable earnings of $1,967 was comprised entirely from oridinary income.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses of $57,016, arising after October 31, 2008. Such losses are treated for tax purposes as arising on January 1, 2009.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

(continued)

At December 31, 2008, the Portfolio had a capital loss carryforward of $267,521 which will expire in 2016, available as a reduction, to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

For the year ended December 31, 2008, permanent “book-tax” differences were primarily attributable to the reclassifications due to the sale of REITS. These adjustments were to decrease accumulated net realized loss and undistributed net investment income by $91.

The cost basis of portfolio securities for federal income tax purposes is $6,353,614. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $17,057; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,716,212; net unrealized depreciation for federal income tax purposes is $1,699,155. The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), the Distributor and Allianz Global Investors of America L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Investment Manager and certain of its Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above.  The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

NFJ Dividend Value Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Premier VIT—NFJ Dividend Value Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier VIT—NFJ Dividend Value Portfolio (one of the portfolios of Premier VIT, hereafter referred to as the “Portfolio”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 20, 2009

Premier VIT

NFJ Dividend Value Portfolio

(unaudited)

Special Shareholder Meeting Results:

On January 15, 2009, a special meeting of shareholders of the Trust was held to consider the following proposals as described below.  Each proposal was approved by shareholders in accordance with the voting results as follows:

Proposal I

The election of nominees Paul Belica, Robert E. Connor, Hans W. Kertess, William B. Ogden IV, R. Peter Sullivan III, Diana L. Taylor and John C. Maney (interested) as Trustees of the Trust.

	Affirmative	Withheld Authority
Election of Paul Belica	14,593,310	924,659
Election of Robert E. Connor	14,691,964	826,004
Election of Hans W. Kertess	14,689,349	828,620
Election of John C. Maney	14,720,642	797,327
Election of William B. Ogden IV	14,678,145	839,824
Election of Peter Sullivan III	14,687,990	829,979
Election of Diana L. Taylor	14,687,463	830,506

		For	Against	Abstain
Proposal II	An amendment to the Declaration of Trust to delete the maximum number of Trustees to serve on the Board and the President of the Trust must be a member of the Board.	13,063,858	1,487,434	966,677
Proposal III	Approval by the Trust of a new investment advisory agreement for the Portfolio with Allianz Global Investors Fund Management LLC.	270,143	63,328	19,513
Proposal VI	Approval by the Portfolio of a new portfolio management agreement between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC.	270,143	70,395	12,446

Premier VIT

NFJ Dividend Value Portfolio

MATTERS RELATING TO THE TRUSTEES’ CONSIDERATON OF

THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

Matters Relating to the Trustees’ Consideration of the Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Portfolio Management Agreements (the “Sub-Advisory Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust.  The Trustees met on October 30, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory and Sub-Advisory Agreements. The Trustees also met on September 10, 2008 for the specific purpose of considering whether to approve the interim Portfolio Management Agreement (the “Interim Agreement” and together with the Sub-Advisory Agreements and the Advisory Agreement, the “Agreements”) between OpCap Advisers and NACM with respect to the Small Cap Portfolio, for a maximum period of 150 days starting from September 10, 2008, pending shareholder approval of the Agreements.  The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that 1) the Interim Agreement should be approved for an interim period according to its terms and 2) the Advisory and the Sub-Advisory Agreements should be approved.  The Agreements were approved by shareholders at a special meeting of the shareholders held on January 15, 2009.

In determining to approve the Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $42 billion as of September 30, 2008 and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures.

Premier VIT

NFJ Dividend Value Portfolio

MATTERS RELATING TO THE TRUSTEES’ CONSIDERATON OF

THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited) (continued)

The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds.  The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.  The Trustees considered that potential economies of scale were not a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees noted that the Portfolio had outperformed its Lipper median and average peer group for the one-month, three-year and five-year periods ended September 30, 2008, had outperformed its Lipper median peer group for the three-month and year-to-date period and had outperformed its Lipper average peer group for the year-to-date, one-year and two-year period ended September 30, 2008.  The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was above the Lipper median and average for its peer group.

The Trustees considered the estimated profitability analysis.  They noted that Allianz Global Investors of America L.P. does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Premier VIT

NFJ Dividend Value Portfolio

MATTERS RELATING TO THE TRUSTEES’ CONSIDERATON OF

THE ADVISORY AND SUB-ADVISORY AGREEMENTS
(unaudited) (continued)

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT
BOARD OF TRUSTEES
(unaudited)

Name, Date of Birth, Position(s) Held with the Trust,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105.

Hans W. Kertess
Date of Birth: 7/12/39
Chairman of the Board of Trustees since: 2008
Trustee since: 2009
Trustee/Director of 47 Funds in Fund Complex;
Trustee/Director of no funds outside of Fund Complex

President, H. Kertess & Co., a financial advisory company; Formerly, Managing Director, Royal Bank of Canada Capital Markets.

Paul Belica Date of Birth: 9/27/21 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex

Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.

Robert E. Connor Date of Birth: 9/17/34 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.

William B. Ogden, IV Date of Birth: 1/11/45 Trustee since: 2009 Trustee/Director of 47 Funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex	Asset Management Industry Consultant; Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.

R. Peter Sullivan III Date of Birth: 9/4/41 Trustee since: 2009 Trustee/Director of 47 funds in Fund Complex Trustee/Director of no funds outside of Fund Complex	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.

Diana L. Taylor Date of Birth: 2/16/55 Trustee since 2009 Trustee/Director of 47 Funds in Fund Complex Trustee/Director of Brookfield Properties Corporation and Sotheby’s	Managing Director, Wolfensohn & Co., 2007-present; Superintendent Of Banks, State of New York, 2003-2007.

Premier VIT
BOARD OF TRUSTEES
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with the Trust,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

John C. Maney† Date of Birth: 8/3/59 Trustee since 2009 Trustee/Director of 81 Funds in Fund Complex Trustee/Director of no funds outside the Fund Complex

Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001).

†

Mr. Maney is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director, Chief Operating Officer and Chief Financial Officer, Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts LLC and Allianz Global Investors NY Holdings LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partner LLC; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc.; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

Further information about Trust’s Trustees is available in the Trust’s Statement of Additional Information, dated May 1, 2008, which can be obtained upon request, without charge, by calling the Trust at (800) 628-1237.

Premier VIT
OFFICERS
(unaudited)

Name, Date of Birth, Position(s) Held with the Trust.	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel Date of of Birth: 11/14/64 President & Chief Executive Officer since: 2008 Treasurer, Principal Financial & Accounting Officer: 2000

Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 41 funds in the Fund Complex and The Korea Fund, Inc.

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal Financial & Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting officer of 35 funds in the Fund Complex; Assistant Treasurer of 41 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo Date of Birth: 3/22/68 Vice President, Secretary & Chief Legal Officer since: 2004

Executive Vice President, Senior Counsel, Allianz Global Investors of America L.P.; Executive Vice President and Chief Legal Officer, Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC; Vice President, Secretary and Chief Legal Officer of 76 funds in the Fund Complex; Secretary and Chief Legal Officer of the Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Scott Whisten Date of Birth: 3/13/71 Assistant Treasurer since: 2007	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 76 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments (2002-2005).

Richard J. Cochran Date of Birth: 1/23/61 Assistant Treasurer since: 2008

Vice President, Allianz Global Investors Fund Management LLC, Assistant Treasurer of 76 Funds in the Funds Complex. Formerly, Tax Manager, Teacher Insurance Annuity Association/College Retirement Equity Fund (2002-2008).

Youse E. Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., Chief Compliance Officer of 76 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

William V. Healey Date of Birth: 7/28/53 Assistant Secretary since: 2006

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 76 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of The Prudential Insurance Company of America (1998-2005).

Premier VIT
OFFICERS
(unaudited)

Name, Date of Birth, Position(s) Held with the Trust.	Principal Occupation(s) During Past 5 Years:

Richard H. Kirk Date of Birth: 4/6/61 Assistant Secretary since: 2006

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 76 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen A. Chapman Date of Birth: 11/11/54 Assistant Secretary since: 2006

Assistant Secretary of 76 funds in the Fund Complex; Manager IIG Advisory Law, Morgan Stanley (2004-2005); The Prudential Insurance Company of America and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava Date of Birth: 9/20/77 Assistant Secretary since: 2006	Assistant Secretary of 76 funds in the Fund Complex and The Korea Fund, Inc. formerly Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Officers
Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John C. Maney	Scott Whisten
Trustee	Assistant Treasurer
William B. Ogden IV	Richard J. Cochran
Trustee	Assistant Treasurer
R. Peter Sullivan III	Youse E. Guia
Trustee	Chief Compliance Officer
Diana L. Taylor	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary
Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
NFJ Investment Group L.P.
2100 Ross Avenue, Suite 1840
Dallas, TX 75201

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624

Investors should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

ITEM 2. CODE OF ETHICS

(a)          As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-700-8258. The Investment Manager’s code of ethics are included as an exhibit Exhibit 99.CODEETH hereto.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees (the “Board”) of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education of experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)                           Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $131,000 in 2007 and $115,000 in 2008.

b)                          Audit-Related Fees.  Audit-related fees for consent on the Registration Statement Form N-1A for the Registrant during the Reporting Period were $0 in 2007 and $2,000 in 2008.

c)                           Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning (“Tax Services”) were $52,632 in 2007 and $32,940 in 2008. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

d)                          All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)                           1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements for non-audit services when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrants policy is stated below.

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Trust’s Audit Oversight Committee (“Committee”) is charged with the oversight of the Trust financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to provided, the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence,

and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Trust’s Committee will review and pre-approve the scope of the audits of the Trust’s and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Trust’s independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Trust’s will also require the separate written pre-approval of the President of the Trust’s, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product filings, as required)

SEC and regulatory filings and consents

Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Trust’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)

Other attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Trust’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Tax authority examination services

Tax appeals support services

Accounting methods studies

Fund merger support service

Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Trust’s independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Funds

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services

Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the

Trust (including affiliated sub-advisers to the Trust), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Trust (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Trust’s independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Trust or Accounting Affiliates, the pre-approval requirement is waived if:

(1)        The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Trust, five percent (5%) of the total amount of revenues paid by the Trust to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Trust’s independent accountant by the Trust and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)        Such services were not recognized by the Trust at the time of the engagement for such services to be non-audit services; and

(3)        Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

e)           2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f)             Not applicable

g)          Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and rendered to Service Affiliates for the Reporting Periods were $919,020 in 2007 and $1,023,848 in 2008.

h)          Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

Disclosure not required for open-end management investment companies

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Trust last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)          The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial of Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.CODE ETH – Code of Ethics

(a) (2) Exhibit 99 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Premier VIT

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date March 6, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date  March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date March 6, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date March 6, 2009